UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Regan Total Return Income Fund
Investor Class | RCTRX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.regancapital.com/total-return-income-fund-rctrx/. You can also request this information by contacting us at 888-447-3426.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$66	1.30%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,381,736,628
Portfolio Turnover	13%
30-Day SEC Yield	5.66%
30-Day SEC Yield Unsubsidized	5.61%
Visit https://www.regancapital.com/total-return-income-fund-rctrx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/total-return-income-fund-rctrx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Total Return Income Fund	PAGE 1	TSR-SAR-00777X587

Regan Total Return Income Fund
Institutional Class | RCIRX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/. You can also request this information by contacting us at 888-447-3426.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.07%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,381,736,628
Portfolio Turnover	13%
30-Day SEC Yield	5.91%
30-Day SEC Yield Unsubsidized	5.87%
Visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Total Return Income Fund	PAGE 1	TSR-SAR-00777X579

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Regan Total Return Income Fund
Semi-Annual Financial Statements
March 31, 2025

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - 48.7%
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033	$73,782	$72,538
Accredited Mortgage Loan Trust, Series 2004-4, Class A1A, 5.11% (1 mo. Term SOFR + 0.79%), 01/25/2035	142,217	142,587
ACE Securities Corp.
Series 2006-ASL1, Class A, 4.71% (1 mo. Term SOFR + 0.39%), 02/25/2036	267,853	22,895
Series 2006-SL3, Class A1, 4.63% (1 mo. Term SOFR + 0.31%), 06/25/2036	9,098,297	77,987
Series 2006-SL4, Class A1, 4.67% (1 mo. Term SOFR + 0.35%), 09/25/2036	1,758,605	66,404
Series 2007-D1, Class A4, 6.93%, 02/25/2038(c)(d)	457,653	384,148
Series 2007-HE5, Class A2C, 4.79% (1 mo. Term SOFR + 0.47%), 07/25/2037	6,627,450	2,095,307
Adjustable RateMortgage Trust
Series 2004-2, Class 6A1, 6.00%, 02/25/2035(a)	13,876	13,807
Series 2004-4, Class 3A1, 4.85%, 03/25/2035(a)	23,987	23,626
Series 2005-10, Class 1A1, 6.21%, 01/25/2036(a)	189,758	179,018
Series 2005-10, Class 6A21, 4.93% (1 mo. Term SOFR + 0.61%), 01/25/2036(b)	98,902	87,874
Series 2005-3, Class 7A1, 6.10%, 07/25/2035(a)	218,173	203,642
Series 2005-6A, Class 2A1, 5.05% (1 mo. Term SOFR + 0.73%), 11/25/2035	114,967	31,563
Series 2005-7, Class 1A1, 5.93%, 10/25/2035(a)(b)	153,187	104,167
Series 2005-7, Class 2A21, 4.87%, 10/25/2035(a)	1,080,908	946,714
Series 2005-7, Class 5A1, 5.13%, 10/25/2035(a)	1,924,948	1,389,163
Series 2006-1, Class 1A1, 4.71%, 03/25/2036(a)	59,137	54,935
Aegis Asset Backed Securities Trust, Series 2004-5, Class M2, 6.26% (1 mo. Term SOFR + 1.94%), 12/25/2034	155,233	139,028
AFC Home Equity Loan Trust, Series 2000-1, Class 2A, 5.07% (1 mo. Term SOFR + 0.75%), 03/25/2030	105,899	101,500
Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.00%, 06/25/2045(a)(d)	281,899	256,263
Series 2015-6, Class A3, 3.50%, 09/25/2045(a)(d)	328,875	302,045
American Home Mortgage Assets LLC
Series 2006-2, Class 1A1, 5.60% (MTA + 0.96%), 09/25/2046	458,084	397,163
Series 2007-3, Class 11A1, 4.85% (1 mo. Term SOFR + 0.53%), 06/25/2037	152,793	146,362
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 5.33% (1 mo. Term SOFR + 1.01%), 10/25/2034	81,764	78,400
Series 2007-1, Class GA1A, 4.59% (1 mo. Term SOFR + 0.27%), 05/25/2047	6,732,153	4,981,370
Series 2007-1, Class GA1C, 4.62% (1 mo. Term SOFR + 0.30%), 05/25/2047	11,087,429	6,515,333
Series 2007-1, Class GIOP, 2.08%, 05/25/2047(e)	21,765,548	3,408,927
Series 2007-2, Class 12A1, 4.97% (1 mo. Term SOFR + 0.65%), 03/25/2037	1,008,405	383,589
Series 2007-A, Class 4A, 5.33% (1 mo. Term SOFR + 1.01%), 07/25/2046(d)	109,975	23,542
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.99%, 04/25/2066(a)(d)	482,448	414,525
Series 2021-3, Class A1, 1.07%, 05/25/2066(a)(d)	4,220,138	3,621,135
Series 2021-4, Class A1, 1.04%, 01/20/2065(a)(d)	4,628,466	3,870,510
Series 2021-5, Class A1, 0.95%, 07/25/2066(a)(d)	972,249	837,830
Series 2023-1, Class A3, 4.75%, 09/26/2067(c)(d)	206,418	202,140
Argent Securities Inc., Series 2006-W5, Class A2B, 4.63% (1 mo. Term SOFR + 0.31%), 06/25/2036	303,139	81,550
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7, Series 2006-W4, Class A2D, 4.97% (1 mo. Term SOFR + 0.65%), 05/25/2036	272,417	64,937

The accompanying notes are an integral part of these financial statements.

1

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
ASG ResecuritizationTrust
Series 2011-1, Class 2H1, 6.00%, 09/28/2036(a)(b)(d)	$3,222,000	$1,006,875
Series 2011-2, Class M52, 5.75%, 02/28/2036(d)	674,548	635,073
Series 2013-2, Class 1M40, 4.91%, 12/28/2035(a)(b)(d)	2,296,487	2,076,886
Asset Backed Funding Certificates, Series 2002-WF2, Class A2, 5.56% (1 mo. Term SOFR + 1.24%), 05/25/2032	6,240	6,237
Asset Backed Securities Corp. Home Equity, Series 2004-HE9, Class M1, 5.41% (1 mo. Term SOFR + 1.09%), 12/25/2034	240,737	222,375
Banc of America Alternative Loan Trust
Series 2005-10, Class 1CB1, 4.83% (1 mo. Term SOFR + 0.51%), 11/25/2035	447,398	387,113
Series 2005-11, Class 1CB3, 5.50%, 12/25/2035	199,950	179,927
Series 2005-11, Class 1CB5, 5.50%, 12/25/2035	167,170	150,430
Series 2006-5, Class CB7, 6.00%, 06/25/2046	814,838	702,240
Series 2006-6, Class 2A10, 6.00%, 07/25/2046	436,589	363,230
Series 2006-6, Class 2A8, 6.00%, 07/25/2046	314,787	261,894
Series 2007-1, Class 1A1, 3.99%, 04/25/2028(a)	282,307	256,015
Series 2007-2, Class 1A1, 5.50%, 06/25/2037	636,698	552,945
Series 2007-2, Class 3A2, 4.79% (1 mo. Term SOFR + 0.47%), 06/25/2037	126,829	90,882
Banc of America Funding Corp.
Series 2003-2, Class B1, 6.50%, 06/25/2032(a)(b)	145,627	107,764
Series 2004-B, Class 7M1, 5.33% (1 mo. Term SOFR + 1.01%), 12/20/2034	92,996	97,265
Series 2005-1, Class 1A6, 5.50%, 02/25/2035	38,641	37,600
Series 2005-3, Class 1A10, 5.25%, 06/25/2035	258,881	233,654
Series 2005-5, Class 3A5, 5.50%, 08/25/2035	158,220	145,585
Series 2005-6, Class 1A3, 5.75%, 10/25/2035	1,048,755	862,963
Series 2005-6, Class 1A8, 6.00%, 10/25/2035	300,074	251,886
Series 2005-8, Class 1A1, 5.50%, 01/25/2036	200,666	164,987
Series 2005-B, Class 2A1, 4.65%, 04/20/2035(a)	28,613	25,844
Series 2005-E, Class 8A1, 6.07% (MTA + 1.43%), 06/20/2035	984,398	763,189
Series 2005-H, Class 1A1, 6.56%, 11/20/2035(a)	187,561	178,539
Series 2006-7, Class 1A1, 4.88% (1 mo. Term SOFR + 0.56%), 09/25/2036	668,558	511,141
Series 2006-B, Class 2A1, 4.72%, 03/20/2036(a)	36,960	31,382
Series 2006-G, Class 3A3, 6.60% (12 mo. Term SOFR + 2.47%), 07/20/2036	7,237	7,183
Series 2006-I, Class 6A1, 4.81% (1 mo. Term SOFR + 0.49%), 12/20/2046	1,315,842	1,169,381
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	43,900	37,558
Series 2007-1, Class TA1A, 4.49% (1 mo. Term SOFR + 0.17%), 01/25/2037	216,183	182,973
Series 2007-2, Class 1A31, 6.00%, 03/25/2037	360,293	269,035
Series 2007-2, Class TA1B, 5.81%, 03/25/2037(a)	54,148	52,226
Series 2007-4, Class 3A1, 4.80% (1 mo. Term SOFR + 0.48%), 06/25/2037	154,816	116,866
Series 2007-8, Class 4A1, 6.00%, 08/25/2037	81,215	65,961
Series 2007-A, Class 2A1, 4.75% (1 mo. Term SOFR + 0.43%), 02/20/2047	910,603	836,148
Series 2007-C, Class 7A4, 4.87% (1 mo. Term SOFR + 0.55%), 05/20/2047	227,451	208,846
Series 2007-C, Class 7A5, 5.03% (1 mo. Term SOFR + 0.71%), 05/20/2047	1,008,613	932,693
Series 2009-R14A, Class 2A, 6.58% (-2 x 1 mo. Term SOFR + 14.80%), 07/26/2035(d)(f)	448,071	380,392
Series 2010-R6, Class 3A4, 6.25%, 09/26/2037(a)(d)	583,902	213,520

The accompanying notes are an integral part of these financial statements.

2

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2010-R8, Class 1A4, 5.75%, 05/26/2036(d)	$266,405	$155,179
Series 2015-R2, Class 3A3, 4.38%, 04/29/2037(a)(d)	1,672,757	1,469,013
Series 2016-R2, Class 1A2, 11.90%, 05/01/2033(a)(d)(g)	1,962,838	1,928,849
Banc of America Funding Corporation, Series 2006-4, Class A11, 6.00%, 07/25/2036	173,841	131,849
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 7.42%, 09/25/2033(a)	570,234	543,345
Series 2005-E, Class 3A1, 5.76%, 06/25/2035(a)	210,788	202,247
Series 2005-F, Class 2A2, 6.36%, 07/25/2035(a)(b)	212,583	192,388
Series 2007-3, Class 1A1, 6.00%, 09/25/2037	1,686,649	1,367,371
Banc of America Mortgage Securities, Inc.
Series 2005-3, Class 2A3, 5.50%, 03/25/2035	438,929	395,712
Series 2005-8, Class A12, 5.50%, 09/25/2035	871,410	762,678
Series 2005-G, Class 2A1, 5.90%, 08/25/2035(a)(b)	411,385	378,989
Series 2005-H, Class 2A1, 5.71%, 09/25/2035(a)	181,788	160,386
Series 2005-I, Class 3A1, 4.11%, 10/25/2035(a)	479,030	383,904
Series 2005-J, Class 2A1, 5.67%, 11/25/2035(a)	50,500	44,705
Series 2006-2, Class A2, 6.00% (1 mo. Term SOFR + 6.00%), 07/25/2046	238,126	205,515
Series 2006-2, Class A3, 5.03% (1 mo. Term SOFR + 0.71%), 07/25/2046	733,802	591,686
Series 2007-1, Class 1A4, 6.00%, 03/25/2037	1,022,434	867,190
Series 2007-1, Class 2A11, 5.03% (1 mo. Term SOFR + 0.71%), 01/25/2037	742,061	625,899
Series 2007-2, Class A7, 5.50%, 05/25/2037	69,705	52,575
Bank of America NA, Series 2008-R4, Class 1A4, 4.88% (1 mo. Term SOFR + 0.56%), 07/25/2037(d)	269,496	184,741
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.94%, 03/15/2026	600,000	60,382
Series 1998-2, Class B1, 7.22%, 12/10/2025(a)	2,177,312	229,204
Bayview Asset Management LLC/Private Equity, Series 2021-2, Class A5, 2.50%, 06/25/2051(a)(b)(d)	111,511	94,338
Bayview Commercial Asset Trust
Series 2006-3A, Class M1, 4.94% (1 mo. Term SOFR + 0.62%), 10/25/2036(d)	472,193	451,356
Series 2006-4A, Class A2, 4.84% (1 mo. Term SOFR + 0.52%), 12/25/2036(d)	274,981	258,072
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A3, 4.88% (1 mo. Term SOFR + 0.55%), 11/28/2036	795,260	736,958
BCAP LLC Trust
Series 2007-AA4, Class 12A1, 4.39%, 06/25/2047(a)	2,487,965	994,148
Series 2008-IND2, Class A2, 3.99%, 04/25/2038(a)	877,851	680,944
Series 2011-RR4, Class 7A1, 5.25%, 04/26/2037(b)(d)	1,840,429	1,030,640
Series 2011-RR4, Class 8A1, 5.25%, 02/26/2036(a)(d)	1,226,322	486,155
Series 2011-RR9, Class 6A6, 5.62%, 01/26/2036(a)(b)(d)	3,251,153	1,355,324
Series 2012-RR4, Class 4A7, 4.16%, 02/26/2036(a)(d)	1,861,676	1,030,159
Bear Stearns Adjustable RateMortgage Trust
Series 2003-5, Class 2B1, 5.26%, 08/25/2033(a)	46,771	39,265
Series 2003-6, Class 2A1, 7.48%, 08/25/2033(a)	124,897	121,024
Series 2003-7, Class 2A, 7.75%, 10/25/2033(a)(b)	18,857	15,369
Series 2004-10, Class 12A5, 5.12%, 01/25/2035(a)	16,618	16,085

The accompanying notes are an integral part of these financial statements.

3

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-2, Class 22A, 7.01%, 05/25/2034(a)(b)	$2,594	$2,347
Series 2005-12, Class 23A1, 4.53%, 02/25/2036(a)	421,229	386,150
Series 2006-1, Class A1, 6.53% (1 yr. CMT Rate + 2.25%), 02/25/2036(b)	87,592	78,395
Series 2006-2, Class 2A1, 4.57%, 07/25/2036(a)(b)	177,743	144,772
Series 2006-2, Class 3A1, 4.45%, 07/25/2036(a)	309,316	260,954
Series 2006-4, Class 2A1, 4.41%, 10/25/2036(a)	121,206	106,967
Series 2007-2, Class 4A1, 6.10% (1 yr. CMT Rate + 2.20%), 12/25/2046	773,328	684,283
Series 2007-4, Class 22A1, 4.43%, 06/25/2047(a)	141,972	124,488
Bear Stearns Alt-A Trust
Series 2004-3, Class A1, 5.07% (1 mo. Term SOFR + 0.75%), 04/25/2034(b)	177,613	166,299
Series 2004-4, Class M2, 6.31% (1 mo. Term SOFR + 1.99%), 06/25/2034	218,354	213,958
Series 2005-7, Class 23A1, 4.68%, 09/25/2035(a)	253,746	104,517
Series 2006-3, Class 34A1, 4.29%, 05/25/2036(a)	3,151,025	1,401,415
Series 2006-6, Class 31A1, 4.64%, 11/25/2036(a)	974,704	563,326
Series 2006-7, Class 23A1, 5.58%, 12/25/2046(a)	1,839,583	1,310,343
Bear Stearns Alt-A Trust II, Series 2007-1, Class 1A1, 4.35%, 09/25/2047(a)	6,810,008	3,318,566
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A, 5.50%, 09/25/2033(c)	79,840	72,367
Series 2004-HE7, Class M2, 6.16% (1 mo. Term SOFR + 1.84%), 08/25/2034	3,205	3,135
Series 2004-HE8, Class M3, 6.53% (1 mo. Term SOFR + 2.21%), 09/25/2034	411,979	400,320
Series 2004-HE9, Class M2, 5.94% (1 mo. Term SOFR + 1.91%), 11/25/2034	1,731,545	1,644,986
Series 2005-AC6, Class 1A3, 5.50%, 09/25/2035(a)	290,451	275,882
Series 2005-AC8, Class A3, 3.22% (-1 x 1 mo. Term SOFR + 7.54%), 11/25/2035(e)(f)	3,017,200	759,931
Series 2006-AC3, Class 1A1, 4.83% (1 mo. Term SOFR + 0.51%), 05/25/2036	2,761,126	682,092
Series 2006-SD3, Class 23A2, 4.83% (1 mo. Term SOFR + 0.51%), 07/25/2036	875,246	763,444
Series 2007-AC5, Class A3, 6.00%, 07/25/2037	3,779,962	1,365,538
Series 2007-AC6, Class A1, 6.50%, 10/25/2037	1,378,171	559,184
Series 2007-HE2, Class 23A, 4.71% (1 mo. Term SOFR + 0.39%), 03/25/2037	87,843	83,820
Series 2007-SD1, Class 1A3A, 6.50%, 10/25/2036	1,403,008	509,477
Series 2007-SD1, Class 22A1, 5.36%, 10/25/2036(a)	828,677	361,742
Bear Stearns Cos. LLC, Series 2008-R2, Class 2A2, 4.27%, 06/25/2047(a)(d)	3,358,909	2,580,721
Bear Stearns Mortgage Funding Trust
Series 2006-AR3, Class 2A1, 4.83% (1 mo. Term SOFR + 0.51%), 11/25/2036	66,966	60,875
Series 2007-AR5, Class 1A1A, 4.77% (1 mo. Term SOFR + 0.45%), 06/25/2047(b)	406,478	345,506
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1, 5.12%, 01/26/2036(a)(b)	693,824	503,022
Series 2007-R6, Class 2A1, 4.33%, 12/26/2046(a)(b)	202,472	143,755
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(a)(d)	406,466	364,232
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2, 7.58%, 06/15/2030(a)	3,879,580	290,709
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, 4.55% (1 mo. Term SOFR + 0.23%), 10/25/2036	2,208,034	1,694,156
CC Funding Corp./DE
Series 2003-4A, Class B1, 5.03%, 10/25/2034(a)(d)	295,450	277,245
Series 2004-1A, Class A2, 4.76% (1 mo. Term SOFR + 0.44%), 01/25/2035(d)	82,839	80,930

The accompanying notes are an integral part of these financial statements.

4

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-3A, Class A2, 4.73% (1 mo. Term SOFR + 0.41%), 08/25/2035(b)(d)	$41,223	$37,513
Series 2004-4A, Class B1, 3.86%, 10/25/2035(a)(d)	2,578,374	2,162,744
Series 2005-CA, Class A1, 4.64% (1 mo. Term SOFR + 0.32%), 10/25/2046(d)	93,731	97,917
Series 2006-1A, Class A1, 4.58% (1 mo. Term SOFR + 0.26%), 12/25/2046(d)	379,612	326,763
Series 2006-2A, Class A2, 4.61% (1 mo. Term SOFR + 0.29%), 04/25/2047(d)	3,240,473	2,456,062
Series 2006-4A, Class A1, 4.56% (1 mo. Term SOFR + 0.24%), 11/25/2047(d)	775,208	751,148
Series 2006-4A, Class A2, 4.61% (1 mo. Term SOFR + 0.29%), 11/25/2047(d)	54,563	48,156
CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.05% (1 mo. Term SOFR + 0.73%), 01/25/2033	72	72
Charlie Mac LLC, Series 2004-1, Class A8, 4.98% (1 mo. Term SOFR + 0.66%), 08/25/2034	27,120	25,248
Chase Funding Mortgage Loan Asset-Backed, Series 2003-5, Class 1M2, 5.64%, 09/25/2032(a)	72,328	64,777
Chase Mortgage Finance Corp.
Series 2004-S2, Class 2A4, 5.50%, 02/25/2034	181,432	179,326
Series 2005-A1, Class 2A4, 4.95%, 12/25/2035(a)	284,290	269,096
Series 2006-S1, Class A5, 6.50%, 05/25/2036	4,065,050	1,867,258
Series 2006-S2, Class 1A19, 6.25%, 10/25/2036	446,951	167,857
Series 2006-S4, Class A1, 5.08% (1 mo. Term SOFR + 0.76%), 12/25/2036	2,412,348	704,440
Series 2007-A1, Class 11M1, 4.73%, 03/25/2037(a)	92,532	85,266
Series 2007-A1, Class 1A5, 6.69%, 02/25/2037(a)(b)	1,811	1,684
Series 2007-A3, Class 1A7, 5.26%, 12/25/2037(a)	121,133	101,626
Series 2007-A3, Class 3A1, 5.11%, 12/25/2037(a)	311,215	270,204
Series 2007-S1, Class A1, 5.03% (1 mo. Term SOFR + 0.71%), 02/25/2037	6,455,759	1,906,053
Series 2019-ATR1, Class A11, 5.38% (1 mo. Term SOFR + 1.06%), 04/25/2049(d)	66,879	64,439
Series 2019-ATR1, Class A3, 4.00%, 04/25/2049(a)(d)	166,041	157,390
Series 2019-ATR1, Class B4, 4.40%, 04/25/2049(a)(d)	144,000	113,167
ChaseflexTrust
Series 2005-2, Class 1A1, 6.00%, 06/25/2035	691,472	443,952
Series 2006-1, Class A5, 6.16%, 06/25/2036(a)	34,478	32,659
Series 2007-1, Class 2A6, 6.00%, 02/25/2037	1,853,641	632,044
Series 2007-3, Class 1A2, 4.89% (1 mo. Term SOFR + 0.57%), 07/25/2037	10,647,008	3,108,001
Series 2007-M1, Class 1A1, 4.73% (1 mo. Term SOFR + 0.41%), 08/25/2037	286,412	263,061
Series 2007-M1, Class 2AV2, 4.58% (1 mo. Term SOFR + 0.57%), 08/25/2037	515,639	424,047
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A2, 4.66% (1 mo. Term SOFR + 0.34%), 05/25/2036(d)	238,084	225,510
CIM Trust, Series 2019-INV1, Class A2, 5.45% (30 day avg SOFR US + 1.11%), 02/25/2049(d)	285,472	277,146
Citicorp Mortgage Securities, Inc.
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,288,139	1,172,517
Series 2006-4, Class 1A4, 6.00%, 08/25/2036	937,451	856,448
Series 2007-5, Class 1A9, 6.00%, 06/25/2037	48,557	42,795
Citigroup Financial Products, Inc.
Series 1997-HUD1, Class A4, 2.62%, 12/25/2030(a)(b)	208,860	86,635
Series 2004-HYB3, Class 1A, 5.78%, 09/25/2034(a)	85,818	77,799

The accompanying notes are an integral part of these financial statements.

5

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-10, Class 1A2A, 4.40%, 12/25/2035(a)(b)	$115,662	$68,240
Series 2005-2, Class 1A1, 5.94%, 05/25/2035(a)	199,960	189,821
Series 2005-WF1, Class M2, 6.03%, 11/25/2034(c)	337,412	290,953
Series 2005-WF2, Class AF6A, 6.13%, 08/25/2035(c)	807,259	737,362
Series 2006-8, Class A1, 5.03% (1 mo. Term SOFR + 0.71%), 10/25/2035(d)	5,464,979	2,548,273
Series 2022-J1, Class A1, 2.50%, 02/25/2052(a)(d)	803,744	738,433
Citigroup Mortgage Loan Trust Inc., Series 2014-12, Class 2A5, 3.33%, 02/25/2037(a)(d)	2,254,582	1,721,076
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB2, Class 2A, 6.76%, 03/25/2034(a)	140,197	126,992
Series 2005-7, Class 2A3A, 4.34%, 09/25/2035(a)	758,857	512,079
Series 2005-9, Class 1A1, 4.69% (1 mo. Term SOFR + 0.37%), 11/25/2035	1,280,714	1,091,416
Series 2006-AR1, Class 1A1, 6.56% (1 yr. CMT Rate + 2.40%), 10/25/2035(b)	206,299	180,409
Series 2006-AR1, Class 2A1, 6.30% (1 yr. CMT Rate + 2.40%), 03/25/2036	37,647	37,755
Series 2006-AR2, Class 1A1, 5.85%, 03/25/2036(a)	213,919	162,376
Series 2006-AR7, Class 1A3A, 5.61%, 07/25/2046(a)	923,478	866,827
Series 2006-WF1, Class A2C, 4.51%, 03/25/2036(c)	590,287	275,201
Series 2007-10, Class 2A4A, 7.88%, 09/25/2037(a)	24,905	24,462
Series 2007-2, Class 1A2, 4.78% (1 mo. Term SOFR + 0.46%), 11/25/2036	1,591,213	1,244,106
Series 2007-9, Class 3A1, 6.50%, 06/25/2037(d)	529,204	510,959
Series 2007-AR1, Class A4, 4.85% (1 mo. Term SOFR + 0.53%), 01/25/2037	5,929,947	1,109,650
Series 2007-OPX1, Class A2, 4.83% (1 mo. Term SOFR + 0.51%), 01/25/2037	1,172,134	490,078
Series 2009-8, Class 2A2, 6.10%, 04/25/2037(a)(b)(d)	2,022,927	1,110,081
CitimortgageAlternative Loan Trust
Series 2006-A1, Class 1A5, 5.50%, 04/25/2036	185,915	172,948
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036(a)	396,399	346,654
Series 2006-A7, Class 1A12, 6.00%, 12/25/2036	315,580	278,225
Series 2007-A3, Class 1A1, 6.00%, 03/25/2037(a)	509,928	442,620
Series 2007-A4, Class 1A9, 5.03% (1 mo. Term SOFR + 0.71%), 04/25/2037	1,333,007	1,117,821
Series 2007-A5, Class 1A3, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2037	256,583	211,991
CitiMortgage, Inc.
Series 2005-1, Class 1A4, 5.50%, 02/25/2035	18,197	17,616
Series 2005-1, Class 1A7, 4.83% (1 mo. Term SOFR + 0.51%), 02/25/2035	207,017	191,619
COLT Funding LLC
Series 2021-1R, Class A2, 1.17%, 05/25/2065(a)(d)	0(h)	0(h)
Series 2021-2R, Class A1, 0.80%, 07/27/2054(d)	215,019	195,345
Series 2021-RPL1, Class A1, 1.67%, 09/25/2061(a)(d)	988,007	894,105
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.36%, 06/01/2030(a)(d)	8,125,614	2,246,120
Series 2001-2, Class M1, 7.69%, 03/01/2031(a)	933,759	927,664
Series 2001-4, Class M2, 8.59%, 09/01/2033(a)	2,271,321	2,289,626
Series 2002-1, Class M2, 9.55%, 12/01/2033(a)	1,493,029	1,454,962
Conseco Financial Corp.
Series 1996-8, Class B1, 7.95%, 11/15/2026(a)	885,351	896,840
Series 1998-8, Class M1, 6.98%, 09/01/2030(a)	1,888,407	1,902,780
Series 1999-4, Class A7, 7.41%, 05/01/2031	2,153,193	663,883
Series 1999-5, Class A6, 7.50%, 03/01/2030(a)	6,176,667	1,780,455

The accompanying notes are an integral part of these financial statements.

6

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Conseco, Inc./Old
Series 1995-5, Class B2, 7.65%, 09/15/2026(a)	$3,859,471	$23,562
Series 1997-7, Class M1, 7.03%, 07/15/2028(a)	334,064	339,413
Series 1998-3, Class M1, 6.86%, 03/01/2030(a)	1,414,507	1,425,363
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.00%, 10/25/2033	149,918	149,025
Series 2003-J3, Class 1A3, 5.25%, 11/25/2033(b)	91,590	81,882
Series 2004-28CB, Class 2A5, 4.83% (1 mo. Term SOFR + 0.51%), 01/25/2035	101,111	85,820
Series 2004-30CB, Class 2A3, 5.75%, 02/25/2035	1,919,608	1,278,393
Series 2004-34T1, Class A2, 5.50%, 02/25/2035	788,957	704,920
Series 2004-J5, Class M2, 6.08% (1 mo. Term SOFR + 1.76%), 08/25/2034	173,390	171,015
Series 2005-11CB, Class 2A3, 5.50%, 06/25/2035	184,106	149,577
Series 2005-11CB, Class 3A2, 4.93% (1 mo. Term SOFR + 0.61%), 06/25/2035	758,162	537,856
Series 2005-14, Class 2A1, 4.85% (1 mo. Term SOFR + 0.53%), 05/25/2035	116,017	110,131
Series 2005-17, Class 2A1, 4.91% (1 mo. Term SOFR + 0.59%), 07/25/2035	564,020	467,936
Series 2005-19CB, Class A2, 7.18% (-2 x 1 mo. Term SOFR + 16.69%), 06/25/2035(f)	58,311	46,190
Series 2005-2, Class 2A1, 5.45%, 03/25/2035(a)	87,417	84,598
Series 2005-20CB, Class 1A2, 5.50%, 07/25/2035	419,749	333,954
Series 2005-20CB, Class 1A3, 5.50%, 07/25/2035	1,788,998	1,423,331
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	277,549	207,053
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	46,965	35,463
Series 2005-24, Class 4A2, 5.03% (1 mo. Term SOFR + 0.71%), 07/20/2035	372,866	265,153
Series 2005-27, Class 1A4, 3.78%, 08/25/2035(a)	410,869	355,023
Series 2005-27, Class 1A5, 3.87%, 08/25/2035(a)	390,502	353,107
Series 2005-27, Class 1A6, 5.66% (1 mo. Term SOFR + 1.34%), 08/25/2035	378,266	291,204
Series 2005-27, Class 2A1, 5.99% (MTA + 1.35%), 08/25/2035	1,530,576	1,312,971
Series 2005-28CB, Class 1A9, 4.98% (1 mo. Term SOFR + 0.66%), 08/25/2035	2,035,857	1,620,643
Series 2005-28CB, Class 3A3, 5.13% (1 mo. Term SOFR + 0.81%), 08/25/2035	2,395,337	783,428
Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	103,549	41,292
Series 2005-29CB, Class A2, 4.73% (1 mo. Term SOFR + 0.41%), 07/25/2035	581,604	302,664
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	56,895	31,876
Series 2005-45, Class 2A1, 6.69% (MTA + 2.05%), 10/20/2035	501,709	359,005
Series 2005-46CB, Class A14, 5.50%, 10/25/2035	254,253	176,732
Series 2005-49CB, Class A7, 5.50%, 11/25/2035	580,600	369,873
Series 2005-50CB, Class 2A1, 6.00%, 11/25/2035	925,997	419,519
Series 2005-50CB, Class 3A1, 6.00%, 11/25/2035	1,127,906	435,285
Series 2005-51, Class 3A2A, 5.93% (MTA + 1.29%), 11/20/2035	721,527	633,757
Series 2005-53T2, Class 2A6, 4.93% (1 mo. Term SOFR + 0.61%), 11/25/2035	2,531,166	1,303,904
Series 2005-53T2, Class 2A7, 1.07% (-1 x 1 mo. Term SOFR + 5.39%), 11/25/2035(e)(f)	2,531,166	223,814
Series 2005-56, Class 4A1, 5.05% (1 mo. Term SOFR + 0.73%), 11/25/2035(b)	642,259	565,990
Series 2005-57CB, Class 3A3, 5.50%, 12/25/2035	354,800	163,870
Series 2005-64CB, Class 1A12, 5.23% (1 mo. Term SOFR + 0.91%), 12/25/2035	186,439	157,686
Series 2005-65CB, Class 1A5, 5.18% (1 mo. Term SOFR + 0.86%), 01/25/2036	374,078	229,917

The accompanying notes are an integral part of these financial statements.

7

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-65CB, Class 1A7, 5.50%, 01/25/2036	$1,173,087	$775,205
Series 2005-65CB, Class 1A9, 5.50%, 01/25/2036	1,932,456	1,273,968
Series 2005-65CB, Class 2A4, 5.50%, 12/25/2035	542,531	374,527
Series 2005-6CB, Class 1A6, 5.50%, 04/25/2035	723,175	617,699
Series 2005-70CB, Class A4, 5.50%, 12/25/2035	375,665	241,414
Series 2005-72, Class A1, 4.97% (1 mo. Term SOFR + 0.65%), 01/25/2036	1,335,525	1,207,157
Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	204,661	194,662
Series 2005-76, Class 3A1, 4.95% (1 mo. Term SOFR + 0.63%), 01/25/2046	1,525,519	1,366,369
Series 2005-J10, Class 1A13, 5.13% (1 mo. Term SOFR + 0.81%), 10/25/2035	296,421	180,699
Series 2005-J3, Class 2A1, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2035	468,964	361,890
Series 2005-J7, Class 1A7, 5.13% (1 mo. Term SOFR + 0.81%), 07/25/2035	634,357	283,738
Series 2005-J8, Class 1A5, 5.50%, 07/25/2035	294,906	204,580
Series 2006-14CB, Class A5, 5.13% (1 mo. Term SOFR + 0.81%), 06/25/2036	2,966,470	1,305,580
Series 2006-18CB, Class A11, 4.93% (1 mo. Term SOFR + 0.61%), 07/25/2036	892,597	354,668
Series 2006-18CB, Class A5, 4.78% (1 mo. Term SOFR + 0.46%), 07/25/2036	5,672,617	2,189,724
Series 2006-18CB, Class A6, 10.86% (-4 x 1 mo. Term SOFR + 28.14%), 07/25/2036(f)	203,038	175,747
Series 2006-18CB, Class A7, 4.78% (1 mo. Term SOFR + 0.46%), 07/25/2036	3,456,146	1,334,130
Series 2006-20CB, Class A4, 4.78% (1 mo. Term SOFR + 0.46%), 07/25/2036	2,641,469	840,841
Series 2006-23CB, Class 2A5, 4.83% (1 mo. Term SOFR + 0.51%), 08/25/2036	8,845,310	1,773,270
Series 2006-24CB, Class A16, 5.75%, 08/25/2036	170,722	85,281
Series 2006-24CB, Class A2, 6.00%, 08/25/2036	340,422	176,038
Series 2006-24CB, Class A22, 6.00%, 08/25/2036	415,645	214,937
Series 2006-24CB, Class A9, 6.00%, 08/25/2036	544,418	281,527
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	991,211	518,056
Series 2006-26CB, Class A20, 4.78% (1 mo. Term SOFR + 0.46%), 09/25/2036	1,521,061	509,703
Series 2006-26CB, Class A6, 6.25%, 09/25/2036(b)	10,983	5,052
Series 2006-26CB, Class A8, 6.25%, 09/25/2036	42,080	20,183
Series 2006-28CB, Class A3, 6.50%, 10/25/2036	406,664	204,000
Series 2006-32CB, Class A16, 5.50%, 11/25/2036	45,888	24,655
Series 2006-32CB, Class A3, 6.00%, 11/25/2036	346,337	194,747
Series 2006-32CB, Class A7, 5.16% (1 mo. Term SOFR + 0.84%), 11/25/2036	1,565,068	738,324
Series 2006-34, Class A5, 6.25%, 11/25/2046	1,282,209	576,700
Series 2006-36T2, Class 1A9, 5.33% (1 mo. Term SOFR + 1.01%), 12/25/2036	353,008	113,888
Series 2006-39CB, Class 2A1, 4.88% (1 mo. Term SOFR + 0.56%), 01/25/2037	3,939,232	454,349
Series 2006-39CB, Class 2A4, 4.88% (1 mo. Term SOFR + 0.56%), 01/25/2037	2,644,203	304,981
Series 2006-40T1, Class 2A1, 6.00%, 12/25/2036	1,058,262	286,089
Series 2006-40T1, Class 2A4, 6.00%, 12/25/2036	2,156,714	583,044
Series 2006-40T1, Class 2A6, 2.17% (-1 x 1 mo. Term SOFR + 6.49%), 12/25/2036(e)(f)	6,678,580	680,969
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	292,038	147,440
Series 2006-41CB, Class 1A9, 6.00%, 01/25/2037	235,827	119,061
Series 2006-42, Class 1A1, 5.03% (1 mo. Term SOFR + 0.71%), 01/25/2047(b)	152,223	58,454
Series 2006-42, Class 1A2, 0.97% (-1 x 1 mo. Term SOFR + 5.29%), 01/25/2047(e)(f)	211,666	18,983
Series 2006-42, Class 1A5, 6.00%, 01/25/2047	474,688	246,444

The accompanying notes are an integral part of these financial statements.

8

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-43CB, Class 3A3, 2.20% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037(e)(f)	$6,860,267	$1,027,748
Series 2006-45T1, Class 2A15, 5.50%, 02/25/2037	2,381,091	1,204,960
Series 2006-46, Class A2, 4.95% (1 mo. Term SOFR + 0.63%), 02/25/2047	6,602,412	2,385,183
Series 2006-8T1, Class 1A4, 6.00%, 04/25/2036	73,734	34,515
Series 2006-9T1, Class A7, 6.00%, 05/25/2036	1,805,631	711,442
Series 2006-HY13, Class 4A1, 4.82%, 02/25/2037(a)	396,231	348,353
Series 2006-J1, Class 1A13, 5.50%, 02/25/2036	69,579	47,265
Series 2006-J2, Class A2, 1.07% (-1 x 1 mo. Term SOFR + 5.39%), 04/25/2036(e)(f)	2,105,527	189,466
Series 2006-J5, Class 1A1, 6.50%, 09/25/2036	918,297	480,065
Series 2006-J5, Class 1A5, 6.50%, 09/25/2036	216,421	113,140
Series 2006-OA10, Class 1A1, 5.60% (MTA + 0.96%), 08/25/2046	261,685	234,814
Series 2006-OA9, Class 2A1A, 4.85% (1 mo. Term SOFR + 0.53%), 07/20/2046	67,792	56,832
Series 2007-11T1, Class A12, 4.78% (1 mo. Term SOFR + 0.46%), 05/25/2037	357,065	109,683
Series 2007-14T2, Class A1, 6.00%, 07/25/2037	6,825,231	3,569,732
Series 2007-16CB, Class 1A5, 4.83% (1 mo. Term SOFR + 0.51%), 08/25/2037	1,412,400	884,352
Series 2007-16CB, Class 2A2, 17.63% (-8 x 1 mo. Term SOFR + 53.63%), 08/25/2037(f)	713,059	903,537
Series 2007-16CB, Class 4A7, 6.00%, 08/25/2037	263,724	193,825
Series 2007-16CB, Class 5A1, 6.25%, 08/25/2037	215,969	101,275
Series 2007-17CB, Class 1A10, 9.50% (-5 x 1 mo. Term SOFR + 29.37%), 08/25/2037(f)	694,638	583,626
Series 2007-18CB, Class 1A6, 12.39% (-6 x 1 mo. Term SOFR + 38.31%), 08/25/2037(f)	384,255	305,603
Series 2007-18CB, Class 1A7, 4.90% (1 mo. Term SOFR + 0.58%), 08/25/2037	1,239,819	390,620
Series 2007-1T1, Class 2A1, 4.90% (1 mo. Term SOFR + 0.58%), 03/25/2037	3,513,751	1,433,747
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	1,049,864	385,346
Series 2007-23CB, Class A4, 2.07% (-1 x 1 mo. Term SOFR + 6.39%), 09/25/2037(e)(f)	3,579,687	529,408
Series 2007-23CB, Class A7, 4.83% (1 mo. Term SOFR + 0.51%), 09/25/2037	1,817,263	644,471
Series 2007-24, Class A1, 0.00% (1 mo. Term SOFR + 0.66%), 10/25/2037	4,647,574	1,003,168
Series 2007-24, Class A6, 5.43% (1 mo. Term SOFR + 1.11%), 10/25/2037	215,784	51,172
Series 2007-24, Class A7, 1.57% (-1 x 1 mo. Term SOFR + 5.89%), 10/25/2037(e)(f)	215,784	19,988
Series 2007-25, Class 1A2, 6.50%, 11/25/2037	1,254,087	568,425
Series 2007-2CB, Class 2A1, 5.03% (1 mo. Term SOFR + 0.71%), 03/25/2037	293,837	119,625
Series 2007-3T1, Class 1A2, 4.93% (1 mo. Term SOFR + 0.61%), 04/25/2037	3,829,816	1,250,040
Series 2007-3T1, Class 1A3, 4.93% (1 mo. Term SOFR + 0.61%), 04/25/2037	1,370,048	447,179
Series 2007-3T1, Class 1A4, 4.93% (1 mo. Term SOFR + 0.61%), 04/25/2037	2,348,653	766,593
Series 2007-5CB, Class 1A11, 6.00%, 04/25/2037	589,519	298,065
Series 2007-5CB, Class 1A18, 1.22% (-1 x 1 mo. Term SOFR + 5.54%), 04/25/2037(e)(f)	358,595	40,204
Series 2007-5CB, Class 1A24, 0.00%, 04/25/2037(i)	290,933	11,661
Series 2007-9T1, Class 1A4, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2037	1,158,087	422,968

The accompanying notes are an integral part of these financial statements.

9

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-9T1, Class 1A5, 1.07% (-1 x 1 mo. Term SOFR + 5.39%), 05/25/2037(e)(f)	$1,158,087	$104,928
Series 2007-J1, Class 2A6, 5.03% (1 mo. Term SOFR + 0.71%), 03/25/2037	1,768,932	522,872
Series 2007-J1, Class 3A2, 4.09%, 11/25/2036(c)	90,811	83,843
Series 2007-OA2, Class 1A1, 5.48% (MTA + 0.84%), 03/25/2047	253,833	215,673
Series 2007-OA7, Class A1A, 4.79% (1 mo. Term SOFR + 0.47%), 05/25/2047	1,192,562	1,090,603
Series 2007-OH1, Class A1D, 4.64% (1 mo. Term SOFR + 0.32%), 04/25/2047	58,488	50,738
Series 2008-1R, Class 1A1, 4.90% (1 mo. Term SOFR + 0.58%), 08/25/2037	2,068,723	658,324
Series 2008-1R, Class 2A3, 6.00%, 08/25/2037	1,702,128	790,286
Series 2008-2R, Class 4A1, 6.25%, 08/25/2037(a)	1,140,045	533,038
Countrywide Asset-Backed Certificates
Series 2004-BC3, Class M2, 5.33% (1 mo. Term SOFR + 1.01%), 06/25/2034	231,560	229,784
Series 2004-BC3, Class M5, 6.31% (1 mo. Term SOFR + 1.99%), 04/25/2034	616,461	555,193
Series 2005-17, Class 1AF4, 6.55%, 05/25/2036(b)(c)	1,616,795	1,219,872
Series 2005-AB4, Class 2A1, 4.97% (1 mo. Term SOFR + 0.65%), 03/25/2036	267,359	235,226
Series 2006-1, Class AF6, 4.43%, 07/25/2036(a)	20,488	20,046
Series 2006-15, Class A6, 4.29%, 10/25/2046(a)	93,271	94,178
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-48, Class 2A3, 4.74%, 10/25/2033(a)	242,745	115,223
Series 2003-53, Class M, 6.84%, 02/19/2034(a)	394,635	367,600
Series 2003-56, Class M, 10.04%, 12/25/2033(a)	10,209	11,243
Series 2004-2, Class 3A1, 6.87%, 03/25/2034(a)	258,173	255,660
Series 2004-29, Class 1A1, 4.97% (1 mo. Term SOFR + 0.65%), 02/25/2035	149,023	142,529
Series 2004-29, Class 2A1, 5.09% (1 mo. Term SOFR + 0.77%), 02/25/2035	52,482	48,303
Series 2004-9, Class A7, 5.25%, 06/25/2034	178,293	161,524
Series 2005-16, Class A2, 4.93% (1 mo. Term SOFR + 0.61%), 09/25/2035	332,917	182,225
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	496,523	484,971
Series 2005-19, Class 2A1, 4.78% (1 mo. Term SOFR + 0.46%), 08/25/2035	330,876	59,151
Series 2005-21, Class A12, 6.10% (-4 x 1 mo. Term SOFR + 21.95%), 10/25/2035(f)	94,093	66,511
Series 2005-25, Class A17, 5.50%, 11/25/2035	394,222	183,391
Series 2005-30, Class A8, 5.50%, 01/25/2036	95,946	58,568
Series 2005-7, Class 3A2, 3.46%, 03/25/2035(a)	647,381	503,161
Series 2005-9, Class 1A3, 4.89% (1 mo. Term SOFR + 0.57%), 05/25/2035	103,687	90,659
Series 2005-HYB8, Class 4A1, 4.64%, 12/20/2035(a)	117,868	104,564
Series 2005-J3, Class 1A3, 5.78% (1 mo. Term SOFR + 1.46%), 09/25/2035	1,209,309	828,067
Series 2005-J3, Class 2A1, 4.78% (1 mo. Term SOFR + 0.46%), 09/25/2035	485,759	412,204
Series 2006-10, Class 1A11, 5.85%, 05/25/2036	162,083	63,996
Series 2006-20, Class 1A35, 6.00%, 02/25/2037	647,791	299,357
Series 2006-6, Class A9, 6.00%, 04/25/2036	2,158,252	1,042,462
Series 2006-8, Class 1A1, 6.00%, 05/25/2036	2,149,714	1,279,386
Series 2006-9, Class A1, 6.00%, 05/25/2036	40,431	18,292
Series 2006-9, Class A17, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2036	1,075,647	379,318
Series 2006-HYB2, Class 1A1, 5.23%, 04/20/2036(a)	241,656	207,057
Series 2006-J2, Class 1A6, 6.00%, 04/25/2036	770,486	390,166
Series 2006-J4, Class A3, 6.25%, 09/25/2036	128,577	45,271
Series 2006-J4, Class A4, 6.25%, 09/25/2036	102,098	35,968

The accompanying notes are an integral part of these financial statements.

10

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-J4, Class A9, 6.25%, 09/25/2036	$59,706	$21,034
Series 2007-10, Class A6, 6.00%, 07/25/2037(e)	396,737	86,043
Series 2007-11, Class A12, 6.00%, 08/25/2037	560,752	241,499
Series 2007-18, Class 1A1, 6.00%, 11/25/2037	254,346	110,574
Series 2007-20, Class A1, 6.50%, 01/25/2038	120,439	53,318
Series 2007-3, Class A14, 4.83% (1 mo. Term SOFR + 0.51%), 04/25/2037	666,014	222,392
Series 2007-3, Class A16, 6.00%, 04/25/2037	512,495	243,294
Series 2007-4, Class 1A1, 6.00%, 05/25/2037	1,626,071	712,021
Series 2007-HY1, Class 1A1, 4.74%, 04/25/2037(a)	1,282,733	1,191,681
Series 2007-HY4, Class 1A1, 4.93%, 09/25/2047(a)	1,635,396	1,500,906
Series 2007-HY5, Class 3A1, 5.70%, 09/25/2037(a)	574,038	533,276
Series 2007-J2, Class 2A5, 6.00%, 07/25/2037	162,868	55,282
Series 2007-J3, Class A9, 6.00%, 07/25/2037	260,826	110,804
Countrywide Home Loans
Series 2005-15, Class A5, 5.50%, 08/25/2035	446,426	231,014
Series 2005-2, Class 2A1, 5.07% (1 mo. Term SOFR + 0.75%), 03/25/2035(b)	211,599	195,200
Series 2005-21, Class A2, 5.50%, 10/25/2035	177,652	97,013
Series 2005-31, Class 2A1, 4.45%, 01/25/2036(a)	180,192	158,011
Series 2007-17, Class 1A1, 6.00%, 10/25/2037	274,989	189,353
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-9, Class 1A1, 7.00%, 03/25/2032	773,866	685,659
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	379,405	86,734
Series 2005-10, Class 6A7, 5.50%, 11/25/2035	216,421	70,220
Series 2005-10, Class 9A1, 6.00%, 11/25/2035	1,410,833	994,794
Series 2005-4, Class 2A4, 5.50%, 06/25/2035	1,736,592	1,240,199
Series 2005-9, Class 1A3, 5.25%, 10/25/2035	153,529	139,153
Series 2005-9, Class 3A1, 6.00%, 10/25/2035	3,145,813	945,254
Series 2005-9, Class 4A1, 7.33% (-3 x 1 mo. Term SOFR + 19.21%), 10/25/2035(f)	347,713	327,429
Series 2005-9, Class 5A1, 5.13% (1 mo. Term SOFR + 0.81%), 10/25/2035	555,619	250,033
Credit Suisse Management LLC
Series 2001-28, Class 1A1, 5.61% (1 mo. LIBOR US + 0.65%), 11/25/2031(j)	623,446	367,861
Series 2002-30, Class 1A1, 7.50%, 11/25/2032	91,193	92,833
Series 2004-6, Class 4A12, 4.83% (1 mo. Term SOFR + 0.51%), 10/25/2034	102,359	91,360
Series 2005-11, Class 1A1, 6.50%, 12/25/2035	1,107,820	505,073
Series 2005-11, Class 3A5, 5.50%, 12/25/2035	185,008	72,268
Series 2005-11, Class 8A4, 6.00%, 12/25/2035	264,042	198,786
Series 2005-11, Class 8A5, 6.00%, 12/25/2035	148,706	111,955
Series 2005-12, Class 8A1, 6.00%, 01/25/2036	58,785	36,183
Series 2005-5, Class 6A3, 5.00%, 07/25/2035	101,993	97,120
Series 2005-7, Class 2A2, 4.73% (1 mo. Term SOFR + 0.41%), 08/25/2035	962,483	376,491
Series 2005-8, Class 5A1, 7.33% (-3 x 1 mo. Term SOFR + 19.21%), 09/25/2035(f)	950,424	457,142
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A2, 6.13% (-6 x 1 mo. Term SOFR + 29.90%), 02/25/2036(f)	25,525	23,444
Series 2006-1, Class 5A1, 6.00%, 02/25/2036	37,145	18,737

The accompanying notes are an integral part of these financial statements.

11

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-2, Class 2A3, 6.00%, 03/25/2036	$72,896	$28,266
Series 2006-2, Class 5A1, 5.13% (1 mo. Term SOFR + 0.81%), 03/25/2036	6,082,446	1,903,103
Series 2006-2, Class 6A8, 5.75%, 03/25/2036	212,827	110,289
Series 2006-3, Class 1A3, 6.81%, 04/25/2036(c)	9,650,000	477,529
Series 2006-3, Class 1A4B, 6.66%, 04/25/2036(c)	2,537,309	125,921
Series 2006-3, Class 5A7, 6.00%, 04/25/2036	2,193,599	486,589
Series 2006-6, Class 1A12, 6.00%, 07/25/2036	1,804,813	862,096
Series 2006-6, Class 1A4, 6.00%, 07/25/2036	2,485,857	1,187,407
Series 2006-6, Class 2A2, 1.47% (-1 x 1 mo. Term SOFR + 5.79%), 07/25/2036(e)(f)	2,279,865	124,149
Series 2006-6, Class 2A4, 6.50%, 07/25/2036	4,481,093	1,006,512
Series 2006-7, Class 3A12, 6.25%, 08/25/2036	1,368,735	500,818
Series 2006-9, Class 4A1, 6.00%, 11/25/2036	2,359,757	1,334,952
Series 2007-1, Class 1A6A, 5.86%, 02/25/2037(a)	1,625,061	359,757
Series 2007-1, Class 5A13, 6.00%, 02/25/2037	1,646,069	904,890
Series 2007-1, Class 5A14, 6.00%, 02/25/2037	3,617,314	1,998,768
Series 2007-1, Class 5A4, 6.00%, 02/25/2037	489,916	270,682
Series 2007-3, Class 1A2, 5.59%, 04/25/2037(a)	3,973,634	945,404
Series 2007-3, Class 2A10, 6.00%, 04/25/2037	6,206,063	1,941,502
Series 2007-4, Class 2A2, 6.00%, 06/25/2037	97,479	52,717
Series 2007-4R, Class 1A1, 5.19%, 10/26/2036(a)(d)	61,197	55,042
Series 2011-2R, Class 4A2, 3.55% (1 mo. Term SOFR + 0.22%), 02/27/2037(b)(d)	3,293,899	2,775,110
Series 2013-6, Class 1A1, 2.50%, 07/25/2028(a)(d)	24,276	23,367
Series 2014-2R, Class 26A1, 3.00%, 06/27/2037(a)(d)	131,628	130,434
Series 2014-6R, Class 8A1, 3.00%, 08/27/2036(a)(b)(d)	322,641	304,508
Series 2014-6R, Class 9A1, 2.75%, 12/27/2035(a)(d)	29,172	28,790
Series 2015-1R, Class 6A1, 4.80% (1 mo. Term SOFR + 0.39%), 05/27/2037(b)(d)	88,125	84,847
Series 2015-6R, Class 5A2, 4.27% (1 mo. Term SOFR + 0.29%), 03/27/2036(d)	828,272	635,757
Series 2021-NQM2, Class A3, 1.54%, 02/25/2066(a)(d)	157,112	141,000
Series 2021-NQM7, Class A3, 2.06%, 10/25/2066(a)(d)	178,064	155,992
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A8, 6.00%, 07/25/2036	1,208,567	577,291
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB6, Class B2, 5.07% (1 mo. Term SOFR + 2.96%), 07/25/2035	685,012	522,938
Series 2006-CB8, Class A1, 4.71% (1 mo. Term SOFR + 0.39%), 10/25/2036	67,455	60,917
Series 2007-CB4, Class A2C, 3.41%, 04/25/2037(c)	850,000	561,377
Series 2007-CB5, Class A1, 0.00% (1 mo. Term SOFR + 0.17%), 04/25/2037	114,855	65,985
Series 2007-RP1, Class A, 4.74% (1 mo. Term SOFR + 0.42%), 05/25/2046(d)	95,636	82,936
CSAB Mortgage-Backed Trust
Series 2006-1, Class A3, 4.91% (1 mo. Term SOFR + 0.59%), 06/25/2036	4,739,105	653,258
Series 2006-3, Class A4B, 6.61%, 11/25/2036(c)	589,791	80,448
Series 2006-4, Class A6A, 6.18%, 12/25/2036(b)(c)	30,758	3,998
Series 2007-1, Class 1A1A, 5.90%, 05/25/2037(a)	2,012,745	451,116
Series 2007-1, Class 4A1, 4.78% (1 mo. Term SOFR + 0.46%), 05/25/2037	8,237,420	1,051,310

The accompanying notes are an integral part of these financial statements.

12

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Deutsche ALT-A Securities, Inc.
Series 2005-4, Class A5, 5.50%, 09/25/2035(a)	$59,127	$52,820
Series 2005-5, Class 1A6, 3.41% (-7 x 1 mo. Term SOFR + 35.09%), 11/25/2035(b)(f)	14,950	15,638
Series 2005-6, Class 1A3, 5.50%, 12/25/2035	13,199	10,614
Series 2006-AB3, Class A5B, 6.80%, 07/25/2036(c)	600,443	516,435
Series 2006-AB4, Class A4B, 6.50%, 10/25/2036(c)	418,215	361,490
Series 2007-AR1, Class A5, 4.91% (1 mo. Term SOFR + 0.59%), 01/25/2047	391,886	343,475
Series 2007-RMP1, Class A2, 4.73% (1 mo. Term SOFR + 0.41%), 12/25/2036(b)	87,893	77,355
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.16%, 12/25/2033(c)	18,320	17,977
Series 2006-PR1, Class 3A1, 5.92% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036(d)(f)	30,087	27,413
Series 2006-PR1, Class 4AF1, 4.72% (1 mo. Term SOFR + 0.40%), 04/15/2036(d)	19,569	17,725
Series 2006-PR1, Class 4AF2, 4.78% (1 mo. Term SOFR + 0.46%), 04/15/2036(d)	2,498,582	2,279,787
Series 2006-PR1, Class 5AF1, 4.98% (1 mo. Term SOFR + 0.66%), 04/15/2036(d)	366,930	327,349
Series 2006-PR1, Class 5AF3, 4.80% (1 mo. Term SOFR + 0.48%), 04/15/2036(d)	3,423,952	3,033,225
Series 2006-PR1, Class 5AI4, 5.92% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036(d)(f)	438,268	385,321
Series 2006-PR1, Class 5AS4, 3.39%, 04/15/2036(a)(d)(e)	2,426,994	268,479
Series 2008-RS1, Class 4A2, 4.69% (1 mo. LIBOR US + 0.25%), 05/28/2037(d)(j)	1,022,550	916,122
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR5, Class 2A1A, 5.09% (1 mo. Term SOFR + 0.77%), 09/19/2045	4,531,401	2,354,820
Series 2006-AR1, Class 2A1A, 5.58% (MTA + 0.94%), 04/19/2046	2,294,981	1,879,521
Series 2006-AR2, Class 2A1A, 4.63% (1 mo. Term SOFR + 0.31%), 10/19/2036	891,023	589,744
Series 2007-AR1, Class 2A1A, 4.57% (1 mo. Term SOFR + 0.25%), 03/19/2037	88,655	72,589
Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, 02/25/2066(a)(d)	2,082,191	1,793,059
Equifirst Mortgage Loan Trust, Series 2004-2, Class M7, 7.43% (1 mo. Term SOFR + 3.11%), 10/25/2034	39,742	36,616
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3, 6.91% (1 mo. Term SOFR + 2.59%), 03/25/2034	279,711	259,556
Series 2004-FF5, Class A3C, 5.43% (1 mo. Term SOFR + 1.11%), 08/25/2034	108,709	99,130
Series 2006-FF12, Class A5, 4.74% (1 mo. Term SOFR + 0.42%), 09/25/2036	1,332,111	1,232,396
Series 2006-FF5, Class 2A4, 4.91% (1 mo. Term SOFR + 0.59%), 04/25/2036	5,517,739	4,933,769
First Horizon Alternative Mortgage Securities
Series 2005-AA11, Class 2A1, 4.40%, 01/25/2036(a)	381,990	188,641
Series 2005-FA3, Class 1A2, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,711,751	994,494
Series 2005-FA6, Class A7, 5.50%, 09/25/2035	757,101	390,909
Series 2006-AA2, Class 2A1, 5.26%, 05/25/2036(a)	293,005	244,730
Series 2006-AA8, Class 2A1, 4.81%, 02/25/2037(a)	226,385	155,448

The accompanying notes are an integral part of these financial statements.

13

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	$1,875,037	$750,638
Series 2006-FA2, Class 1A6, 6.00%, 05/25/2036	796,917	319,032
Series 2006-FA6, Class 2A4, 6.75%, 11/25/2036	110,463	31,554
Series 2006-FA8, Class 1A7, 6.00%, 02/25/2037	966,758	366,307
Series 2006-RE1, Class A1, 5.50%, 05/25/2035(a)	46,190	29,089
Series 2007-FA1, Class A1, 4.75% (1 mo. Term SOFR + 0.43%), 03/25/2037	11,170,562	2,853,537
Series 2007-FA2, Class 1A5, 4.73% (1 mo. Term SOFR + 0.41%), 04/25/2037	8,624	2,042
Series 2007-FA3, Class A5, 5.03% (1 mo. Term SOFR + 0.71%), 06/25/2037	3,182,341	727,942
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1, 6.74%, 08/25/2035(a)	674,967	486,422
Series 2007-4, Class 1A16, 5.03% (1 mo. Term SOFR + 0.71%), 08/25/2037	3,176,538	809,540
Series 2007-AR3, Class 2A2, 6.35%, 11/25/2037(a)	59,331	45,314
FirstKey Mortgage Trust, Series 2015-1, Class A3, 3.50%, 03/25/2045(a)(d)	44,866	41,394
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.00%, 09/25/2048(a)(d)	187,635	183,061
Series 2018-6RR, Class AM, 4.91%, 10/25/2048(a)(d)	24,885	22,142
Series 2019-1INV, Class A11, 5.38% (1 mo. Term SOFR + 1.06%), 10/25/2049(d)	272,794	263,025
Series 2019-1INV, Class A13, 3.50%, 10/25/2049(a)(d)	23,690	21,297
Fremont Home Loan Trust
Series 2004-C, Class M2, 5.48% (1 mo. Term SOFR + 1.16%), 08/25/2034	100,651	88,591
Series 2006-3, Class 1A1, 4.71% (1 mo. Term SOFR + 0.39%), 02/25/2037	52,913	38,759
Series 2006-B, Class 2A2, 4.53% (1 mo. Term SOFR + 0.21%), 08/25/2036	75,445	23,469
Series 2006-E, Class 1A1, 4.57% (1 mo. Term SOFR + 0.25%), 01/25/2037	1,416,373	734,823
Galton Funding Mortgage Trust, Series 2019-2, Class A21, 4.00%, 06/25/2059(a)(d)	49,657	46,359
GCAT
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066(a)(d)	1,606,634	1,365,716
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066(a)(d)	1,122,802	962,253
Global Mortgage Securitization Ltd.
Series 2005-A, Class A2, 4.70% (1 mo. Term SOFR + 0.38%), 04/25/2032(d)	322,673	312,870
Series 2005-A, Class B1, 5.25%, 04/25/2032(b)(d)	69,606	60,139
GMAC Mortgage Corp. Loan Trust
Series 2002-HE1, Class A2, 4.91% (1 mo. Term SOFR + 0.59%), 01/25/2029	364,978	312,138
Series 2005-AR4, Class 2A2, 6.79%, 07/19/2035(a)	95,124	72,483
Series 2005-AR6, Class 2A1, 3.85%, 11/19/2035(a)	456,315	356,825
Series 2005-AR6, Class 3A1, 4.25%, 11/19/2035(a)(b)	10,158	7,568
Series 2006-AR1, Class 1A1, 3.94%, 04/19/2036(a)	363,368	295,883
Series 2007-HE3, Class 2A1, 7.00%, 09/25/2037(a)	99,467	97,823
Greenpoint Manufactured Housing
Series 1999-5, Class M2, 9.23%, 12/15/2029(a)	612,540	609,149
Series 2000-3, Class IA, 8.40%, 06/20/2031(a)	6,395,481	2,282,382
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A3, 4.99% (1 mo. Term SOFR + 0.67%), 06/25/2045	79,451	72,354
Series 2005-AR3, Class 1A1, 4.91% (1 mo. Term SOFR + 0.59%), 08/25/2045	521,054	437,806
Series 2005-AR5, Class 2A1, 4.99% (1 mo. Term SOFR + 0.67%), 11/25/2045	4,066,669	2,708,667
Series 2006-AR2, Class 3A2, 5.07% (1 mo. Term SOFR + 0.75%), 03/25/2036	200,047	193,023

The accompanying notes are an integral part of these financial statements.

14

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
GS Mortgage Securities Corp.
Series 2008-2R, Class 1A1, 4.66%, 09/25/2036(a)(d)	$183,135	$54,914
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(d)	239,267	27,518
Series 2009-4R, Class 2A3, 4.88% (1 mo. Term SOFR + 0.56%), 12/26/2036(d)	2,709,298	1,933,775
Series 2015-3R, Class 1B, 4.71% (1 mo. Term SOFR + 0.39%), 01/26/2037(d)	621,680	552,920
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A9, 5.00% (30 day avg SOFR US + 0.85%), 02/25/2052(d)	1,583,814	1,465,962
GSAA Home Equity Trust
Series 2005-14, Class 1A2, 5.13% (1 mo. Term SOFR + 0.81%), 12/25/2035	770,008	344,366
Series 2006-11, Class 2A1, 4.61% (1 mo. Term SOFR + 0.29%), 07/25/2036	4,600,735	893,034
GSAA Trust
Series 2005-14, Class 2A3, 5.13% (1 mo. Term SOFR + 0.81%), 12/25/2035	263,871	237,353
Series 2005-7, Class AF4, 5.56%, 05/25/2035(b)(c)	256,617	224,412
Series 2006-1, Class A2, 4.87% (1 mo. Term SOFR + 0.55%), 01/25/2036	4,508,798	1,264,170
Series 2006-10, Class AF3, 5.98%, 06/25/2036(a)	4,263,553	960,280
Series 2006-10, Class AF4, 6.80%, 06/25/2036(c)	1,490,283	334,650
Series 2006-12, Class A1, 4.53% (1 mo. Term SOFR + 0.21%), 08/25/2036	3,162,989	748,268
Series 2006-15, Class AF4, 6.46%, 09/25/2036(c)	2,012,186	509,710
Series 2006-17, Class A2, 4.79% (1 mo. Term SOFR + 0.47%), 11/25/2036	3,727,062	891,002
Series 2006-19, Class A1, 4.61% (1 mo. Term SOFR + 0.29%), 12/25/2036	75,863	19,984
Series 2006-20, Class 2A1B, 4.63% (1 mo. Term SOFR + 0.31%), 12/25/2046	10,817,333	477,603
Series 2006-2, Class 1A2, 4.97% (1 mo. Term SOFR + 0.65%), 12/25/2035	1,853,343	1,721,165
Series 2006-3, Class A4, 5.13% (1 mo. Term SOFR + 0.81%), 03/25/2036	4,832,103	310,372
Series 2006-7, Class AF2, 5.99%, 03/25/2046(a)	442,183	160,597
Series 2007-10, Class A1A, 6.00%, 11/25/2037	3,485,461	1,854,241
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,121,357	780,919
Series 2007-1, Class 1A1, 4.59% (1 mo. Term SOFR + 0.27%), 02/25/2037	8,190,758	2,332,922
Series 2007-1, Class 1A2, 4.77% (1 mo. Term SOFR + 0.45%), 02/25/2037	1,694,479	479,968
Series 2007-5, Class 2A1A, 4.67% (1 mo. Term SOFR + 0.35%), 04/25/2047	615,223	574,791
Series 2007-8, Class A3, 5.33% (1 mo. Term SOFR + 1.01%), 08/25/2037	173,389	169,445
GSAMP Trust
Series 2004-OPT, Class B3, 3.54%, 11/25/2034(c)	791,737	594,784
Series 2004-OPT, Class M1, 3.79% (1 mo. Term SOFR + 0.98%), 11/25/2034	49,309	46,794
Series 2006-S5, Class A2, 6.16%, 09/25/2036(c)	19,888,893	253,764
Series 2007-NC1, Class A2D, 4.89% (1 mo. Term SOFR + 0.57%), 12/25/2046	2,324,476	1,090,734
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1A4, 8.50%, 01/25/2035(d)	31,789	32,671
Series 2005-RP1, Class 1AF, 4.78% (1 mo. Term SOFR + 0.46%), 01/25/2035(d)	28,467	24,749
Series 2005-RP2, Class 1AF, 4.78% (1 mo. Term SOFR + 0.46%), 03/25/2035(d)	6,850,734	6,382,837
Series 2005-RP3, Class 1AF, 4.78% (1 mo. Term SOFR + 0.46%), 09/25/2035(d)	415,920	355,511
Series 2006-RP1, Class 1AS, 0.00%, 01/25/2036(a)(d)(e)	12,222,845	95,302
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.50%, 01/25/2034	22,461	22,613
Series 2005-2F, Class 3A2, 3.32% (-1 x 1 mo. Term SOFR + 7.64%), 03/25/2035(e)(f)	397,496	77,083
Series 2005-3F, Class 1A3, 5.50%, 03/25/2035	863,158	741,960

The accompanying notes are an integral part of these financial statements.

15

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-6F, Class 3A11, 4.73% (1 mo. Term SOFR + 0.41%), 07/25/2035	$458,117	$401,656
Series 2005-9F, Class 1A6, 5.50%, 12/25/2035	301,635	255,257
Series 2005-AR2, Class 1A2, 4.45%, 04/25/2035(a)	344,563	289,462
Series 2005-AR2, Class 5A1, 7.32%, 04/25/2035(a)	7,446	6,992
Series 2005-AR3, Class 5A1, 6.70%, 05/25/2035(a)	819,702	712,843
Series 2005-AR3, Class 6A1, 4.29%, 05/25/2035(a)	2,575,397	1,925,580
Series 2005-AR3, Class 7A1, 3.58%, 05/25/2035(a)	393,539	327,055
Series 2005-AR6, Class B1, 6.11%, 09/25/2035(a)	83,558	72,676
Series 2006-10F, Class 4A1, 4.78% (1 mo. Term SOFR + 0.46%), 01/25/2037	1,662,640	214,072
Series 2006-3F, Class 2A3, 5.75%, 03/25/2036	399,314	351,283
Series 2006-3F, Class 2A7, 5.75%, 03/25/2036	243,951	214,608
Series 2006-3F, Class 5A1, 4.78% (1 mo. Term SOFR + 0.46%), 03/25/2036	1,301,186	178,433
Series 2006-3F, Class 5A2, 2.72% (-1 x 1 mo. Term SOFR + 7.04%), 03/25/2036(e)(f)	377,863	32,629
Series 2006-4F, Class 4A2, 2.72% (-1 x 1 mo. Term SOFR + 7.04%), 05/25/2036(e)(f)	8,296,296	902,736
Series 2006-7F, Class 4A2, 6.50%, 08/25/2036	1,703,211	499,040
Series 2006-AR1, Class 2A4, 4.74%, 01/25/2036(a)	1,984,076	1,828,321
Series 2006-AR1, Class 3A1, 4.68%, 01/25/2036(a)	113,415	135,483
Series 2006-AR2, Class 1A1, 4.79% (1 mo. Term SOFR + 0.47%), 12/25/2035	44,598	38,044
Series 2006-AR2, Class 3A1, 5.93%, 04/25/2036(a)	466,116	272,682
Series 2006-OA1, Class 2A2, 4.95% (1 mo. Term SOFR + 0.63%), 08/25/2046	4,517,010	994,517
Series 2007-3F, Class 3A7, 6.00%, 05/25/2037	3,668,932	2,704,290
Series 2007-AR1, Class 2A1, 4.52%, 03/25/2047(a)	272,731	161,545
Series 2007-OA1, Class 2A3A, 4.74% (1 mo. Term SOFR + 0.42%), 05/25/2037	702,197	391,075
Harborview Mortgage Loan Trust
Series 2004-7, Class 4A, 5.90%, 11/19/2034(a)	534,933	492,062
Series 2004-8, Class 2A3, 5.25% (1 mo. Term SOFR + 0.93%), 11/19/2034	226,228	206,519
Series 2005-1, Class 2A1A, 4.97% (1 mo. Term SOFR + 0.65%), 03/19/2035(b)	156,841	148,411
Series 2005-13, Class 2A11, 4.99% (1 mo. Term SOFR + 0.67%), 02/19/2036	1,604,495	716,675
Series 2005-14, Class 3A1A, 7.44%, 12/19/2035(a)	89	88
Series 2005-15, Class 3A11, 6.64% (MTA + 2.00%), 10/20/2045	2,357,139	1,756,060
Series 2005-6, Class A1B, 5.47% (6 mo. Term SOFR + 1.19%), 07/19/2045	107,035	89,360
Series 2005-7, Class 1A1, 4.79% (Ent 11th COFI Repl + 1.85%), 06/19/2045	513,483	236,003
Series 2005-8, Class 1A2A, 5.09% (1 mo. Term SOFR + 0.77%), 09/19/2035	335,327	204,540
Series 2006-4, Class 1A2A, 4.81% (1 mo. Term SOFR + 0.49%), 05/19/2046	2,878,269	1,463,785
Series 2006-5, Class 2A1A, 4.79% (1 mo. Term SOFR + 0.47%), 07/19/2046	10,144,809	5,522,468
Series 2006-6, Class 1A1A, 5.04%, 08/19/2036(a)	431,323	289,074
Series 2006-BU1, Class 2A1B, 4.93% (1 mo. Term SOFR + 0.61%), 02/19/2046	560,797	422,521
Series 2007-2, Class 2A1A, 4.59% (1 mo. Term SOFR + 0.43%), 05/25/2038	3,752,912	3,001,839
Series 2007-4, Class 2A1, 4.65% (1 mo. Term SOFR + 0.55%), 07/19/2047	302,699	287,289
HarborViewMortgage Loan Trust
Series 2005-14, Class 4A1A, 5.18%, 12/19/2035(a)	1,281,007	645,931
Series 2005-16, Class 3A1A, 4.93% (1 mo. Term SOFR + 0.61%), 01/19/2036	1,955,626	1,269,705
Series 2006-8, Class 1A1, 4.83% (1 mo. Term SOFR + 0.51%), 07/21/2036	696,195	333,164

The accompanying notes are an integral part of these financial statements.

16

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Home Equity Asset Trust, Series 2003-7, Class A2, 5.19% (1 mo. Term SOFR + 0.87%), 03/25/2034	$32,585	$31,856
Homebanc Mortgage Trust, Series 2005-1, Class A2, 5.05% (1 mo. Term SOFR + 0.73%), 03/25/2035	433,113	346,088
HSBC Asset Loan Obligation
Series 2006-2, Class 1A1, 6.00%, 12/25/2036	283,080	76,436
Series 2006-2, Class 1A7, 4.80% (1 mo. Term SOFR + 0.48%), 12/25/2036	8,273,277	1,614,912
Series 2007-WF1, Class A1, 4.55% (1 mo. Term SOFR + 0.23%), 12/25/2036	1,249,156	360,973
HSI Asset Securitization Corp.
Series 2006-HE2, Class 2A2, 4.65% (1 mo. Term SOFR + 0.33%), 12/25/2036	473,292	118,538
Series 2007-HE2, Class 2A1, 4.65% (1 mo. Term SOFR + 0.33%), 04/25/2037	166,369	84,682
ImpacCMB Trust
Series 2004-5, Class 1M2, 5.30% (1 mo. Term SOFR + 0.98%), 10/25/2034	14,463	14,277
Series 2004-6, Class 1A2, 5.21% (1 mo. Term SOFR + 0.89%), 10/25/2034	41,525	41,430
Series 2004-6, Class 2A, 6.06%, 10/25/2034(c)	355,786	418,897
Series 2004-6, Class M2, 5.33% (1 mo. Term SOFR + 1.01%), 10/25/2034	14,808	14,330
Series 2004-6, Class M4, 6.16% (1 mo. Term SOFR + 1.84%), 10/25/2034	9,872	9,581
Series 2005-7, Class A1, 4.95% (1 mo. Term SOFR + 0.63%), 11/25/2035	14,017	12,474
Series 2005-8, Class 1AM, 5.13% (1 mo. Term SOFR + 0.81%), 02/25/2036	881,208	823,457
ImpacSecured Assets CMN Owner Trust
Series 2005-2, Class A2D, 5.29% (1 mo. Term SOFR + 0.97%), 03/25/2036	136,170	112,276
Series 2006-2, Class 1A2B, 4.77% (1 mo. Term SOFR + 0.45%), 08/25/2036	1,393,524	1,330,952
Series 2007-3, Class A1A, 4.65% (1 mo. Term SOFR + 0.33%), 09/25/2037	116,830	102,229
Series 2007-3, Class A1B, 4.91% (1 mo. Term SOFR + 0.59%), 09/25/2037	1,537,090	1,321,683
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056(a)(d)	2,860,078	2,378,964
Series 2021-NQM2, Class A3, 1.52%, 09/25/2056(a)(d)	221,819	186,427
Series 2021-NQM3, Class A1, 1.60%, 11/25/2056(a)(d)	487,470	417,962
IndymacIMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.00%, 08/25/2037	2,646,097	965,116
Series 2007-A1, Class A7, 6.00%, 08/25/2037	1,373,066	501,324
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1, 6.50%, 09/25/2037	26,514	14,206
IndymacINDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1, 4.82%, 09/25/2036(a)	291,876	185,993
Series 2006-AR2, Class 4A1, 4.50%, 09/25/2036(a)	127,000	118,290
Series 2007-AR1, Class 1A1, 4.13%, 03/25/2037(a)	172,714	133,041
Series 2007-AR1, Class 1A2, 4.13%, 03/25/2037(a)	277,778	214,899
IndymacIndex Mortgage Loan Trust
Series 2005-AR11, Class A3, 3.83%, 08/25/2035(a)	30,354	21,967
Series 2005-AR31, Class 5A1, 5.01% (1 mo. Term SOFR + 0.69%), 01/25/2036	2,050,354	1,376,594
Series 2005-AR5, Class 4A1, 4.27%, 05/25/2035(a)	208,516	141,558
Series 2005-AR7, Class 1A1, 3.64%, 06/25/2035(a)	635,628	349,790
Series 2006-AR25, Class 4A3, 3.70%, 09/25/2036(a)	1,798,562	1,447,846
Series 2006-AR5, Class 2A1, 3.67%, 05/25/2036(a)	1,314,905	1,270,051
Series 2006-AR9, Class 3A3, 3.51%, 06/25/2036(a)(b)	74,362	56,515
Series 2007-AR15, Class 2A1, 3.46%, 08/25/2037(a)	204,854	143,981

The accompanying notes are an integral part of these financial statements.

17

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
IndyMac INDX Mortgage Loan Trust, Series 2006-AR37, Class 1A1, 4.42%, 02/25/2037(a)	$48,946	$40,104
IndymacResidential Asset Backed Trust
Series 2006-C, Class 2A, 4.69% (1 mo. Term SOFR + 0.37%), 08/25/2036	58,433	55,568
Series 2007-A, Class 1A, 4.65% (1 mo. Term SOFR + 0.33%), 04/25/2037	260,805	199,182
Series 2007-A, Class 2A2, 4.62% (1 mo. Term SOFR + 0.30%), 04/25/2037	234,208	157,439
Series 2007-A, Class 2A4B, 4.88% (1 mo. Term SOFR + 0.56%), 04/25/2037	3,710,580	1,467,317
Investment Capital Access, Inc., Series 13, Class M1, 7.88%, 12/28/2033(c)	24,935	25,031
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A1, 4.49% (1 mo. Term SOFR + 0.17%), 05/25/2037	452,445	92,923
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11, 6.00%, 12/25/2035	10,588	7,033
Series 2006-A1, Class 2A2, 4.95%, 03/25/2036(a)	2,355,579	1,770,514
Series 2006-A2, Class 2A2, 4.77%, 05/25/2036(a)	1,039,747	629,620
Series 2006-A2, Class 3A1, 4.31%, 05/25/2036(a)	716,010	400,493
Series 2006-A4, Class A8, 4.38%, 09/25/2036(a)	6,277	7,283
Series 2006-A5, Class 1A1, 4.75% (1 mo. Term SOFR + 0.43%), 10/25/2036	174,951	157,618
Series 2006-A6, Class 2A6, 4.97%, 11/25/2036(a)	729,311	610,340
Series 2006-S1, Class 3A5, 5.73%, 03/25/2036(a)	34,870	34,638
Series 2006-S3, Class A6, 6.62%, 08/25/2036(c)	126,164	123,897
Series 2007-A2, Class 2A1, 4.89%, 05/25/2037(a)	140,396	124,172
JP Morgan Mortgage Acquisition Corp., Series 2007-CH4, Class A5, 4.67% (1 mo. Term SOFR + 0.35%), 05/25/2037	18	18
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 6.83%, 02/25/2034(a)	57,381	58,159
Series 2004-A3, Class 1A1, 6.95%, 07/25/2034(a)	179,678	167,342
Series 2004-A3, Class 4A1, 7.63%, 07/25/2034(a)	35,931	35,600
Series 2005-A1, Class 3A4, 5.68%, 02/25/2035(a)	17,488	16,762
Series 2005-A2, Class 1A1, 5.99%, 04/25/2035(a)	94,445	92,045
Series 2005-A2, Class 2A1, 3.96%, 04/25/2035(a)	81,423	67,032
Series 2005-A3, Class 6A5, 5.71%, 06/25/2035(a)	139,446	140,132
Series 2005-A8, Class 1A1, 5.20%, 11/25/2035(a)	881,069	691,991
Series 2005-A8, Class 2A3, 5.74%, 11/25/2035(a)	366,603	297,458
Series 2005-ALT1, Class 2A1, 5.67%, 10/25/2035(a)	219,093	169,717
Series 2005-S3, Class 2A2, 5.50%, 01/25/2036	162,452	137,311
Series 2006-A4, Class 5A1, 4.53%, 06/25/2036(a)	112,943	77,486
Series 2006-A6, Class 3A2, 4.47%, 10/25/2036(a)	323,878	179,706
Series 2006-A7, Class 2A3, 4.56%, 01/25/2037(a)	1,119,565	874,580
Series 2006-A7, Class 2A4R, 4.56%, 01/25/2037(a)	230,133	179,775
Series 2006-S3, Class 1A13, 6.50%, 08/25/2036	626,833	194,895
Series 2007-A1, Class B1, 6.41%, 07/25/2035(a)	33,182	30,306
Series 2007-A4, Class 3A1, 5.49%, 06/25/2037(a)	53,580	40,926
Series 2007-S1, Class 2A22, 5.75%, 03/25/2037	306,735	109,952
Series 2007-S1, Class 2A3, 4.93% (1 mo. Term SOFR + 0.61%), 03/25/2037	148,455	42,087
Series 2007-S3, Class 1A18, 4.93% (1 mo. Term SOFR + 0.61%), 08/25/2037	843,785	268,824
Series 2007-S3, Class 1A64, 7.50%, 08/25/2037	2,940,310	955,365
Series 2007-S3, Class 1A96, 6.00%, 08/25/2037(b)	18,615	7,074

The accompanying notes are an integral part of these financial statements.

18

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-S3, Class 1A97, 6.00%, 08/25/2037(b)	$37,213	$14,141
Series 2013-3, Class A3, 3.34%, 07/25/2043(a)(d)	143,132	133,108
Series 2014-1, Class 1A1A, 4.00%, 01/25/2044(a)(d)	69,677	66,007
Series 2015-4, Class B1, 3.52%, 06/25/2045(a)(d)	39,039	36,410
Series 2016-1, Class A7, 3.50%, 05/25/2046(a)(d)	225,983	205,351
Series 2016-3, Class 1A10, 3.00%, 10/25/2046(a)(d)	802,007	692,792
Series 2016-4, Class A12, 3.00%, 10/25/2046(a)(d)(g)	852,204	700,684
Series 2017-4, Class A3, 3.50%, 11/25/2048(a)(d)	4,342	3,949
Series 2019-1, Class A11, 5.38% (1 mo. Term SOFR + 1.06%), 05/25/2049(d)	1,298,862	1,241,767
Series 2019-8, Class A11, 5.28% (1 mo. Term SOFR + 0.96%), 03/25/2050(d)	181,201	171,863
Series 2019-9, Class A11, 5.33% (1 mo. Term SOFR + 1.01%), 05/25/2050(d)	1,667,600	1,601,149
Series 2019-INV1, Class A11, 5.38% (1 mo. Term SOFR + 1.06%), 10/25/2049(d)	1,252,630	1,203,350
Series 2019-INV3, Class A11, 5.43% (1 mo. Term SOFR + 1.11%), 05/25/2050(d)	1,456,435	1,391,712
Series 2020-2, Class A7A, 3.00%, 07/25/2050(a)(d)	955,427	815,027
Series 2020-5, Class A11, 5.43% (1 mo. Term SOFR + 1.11%), 12/25/2050(d)	351,646	335,275
Series 2020-8, Class A11, 5.25% (30 day avg SOFR US + 0.90%), 03/25/2051(d)	627,340	590,966
Series 2020-INV1, Class A11, 5.26% (1 mo. Term SOFR + 0.94%), 08/25/2050(d)	4,264	4,029
Series 2021-3, Class A4, 2.50%, 07/25/2051(a)(d)	68,263	61,456
JP Morgan Reremic
Series 2009-11, Class 3A2, 5.96%, 01/26/2037(a)(b)(d)	5,285,513	4,198,680
Series 2014-1, Class 3A1, 3.00%, 05/26/2037(d)	442,452	425,485
Lehman Mortgage Trust
Series 2005-2, Class 3A5, 5.50%, 12/25/2035	1,186,478	628,984
Series 2005-2, Class AX, 5.50%, 12/25/2035(b)(e)	316,189	56,124
Series 2005-3, Class 3A1, 6.00%, 01/25/2036	5,405,841	1,221,260
Series 2006-1, Class 3A5, 5.50%, 02/25/2036	2,200,029	1,587,298
Series 2006-2, Class 1A1, 5.75%, 04/25/2036(a)	155,352	97,179
Series 2006-5, Class 2A1, 4.78% (1 mo. Term SOFR + 0.46%), 09/25/2036	3,842,958	507,454
Series 2006-6, Class 1A1, 4.93% (1 mo. Term SOFR + 0.61%), 10/25/2036	3,396,342	896,652
Series 2006-7, Class 1A8, 4.61% (1 mo. Term SOFR + 0.29%), 11/25/2036	2,440,733	1,046,515
Series 2006-7, Class 4A1, 4.68% (1 mo. Term SOFR + 0.36%), 11/25/2036	2,160,236	125,450
Series 2006-9, Class 1A2, 5.03% (1 mo. Term SOFR + 0.71%), 01/25/2037	1,128,959	578,178
Series 2007-1, Class 2A3, 2.20% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037(e)(f)	8,551,428	983,180
Series 2007-1, Class 3A1, 4.68% (1 mo. Term SOFR + 0.36%), 02/25/2037	2,197,988	295,883
Series 2007-1, Class 3A2, 2.82% (-1 x 1 mo. Term SOFR + 7.14%), 02/25/2037(e)(f)	2,197,988	224,448
Series 2007-2, Class 1A1, 5.75%, 02/25/2037	1,023,290	677,377
Series 2007-3, Class 1A2, 2.27% (-1 x 1 mo. Term SOFR + 6.59%), 03/25/2037(b)(e)(f)	1,386,376	189,656
Series 2007-4, Class 2A3, 4.76% (1 mo. Term SOFR + 0.44%), 05/25/2037	5,467,935	1,111,368
Series 2007-5, Class 10A4, 4.84% (1 mo. Term SOFR + 0.52%), 06/25/2037	3,109,655	695,657
Series 2007-6, Class 1A7, 6.00%, 07/25/2037	221,111	198,840
Series 2007-7, Class 1A1, 4.93% (1 mo. Term SOFR + 0.61%), 08/25/2037	2,107,078	1,021,267

The accompanying notes are an integral part of these financial statements.

19

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2008-2, Class 1A1, 6.00%, 03/25/2038	$302,392	$79,567
Series 2008-2, Class 1A11, 6.00%, 03/25/2038	6,849,578	1,802,308
Series 2008-3, Class A1, 4.80% (1 mo. Term SOFR + 0.48%), 02/25/2037	40,219,429	8,873,560
Series 2008-4, Class A1, 4.81% (1 mo. Term SOFR + 0.49%), 01/25/2037	7,747,549	2,196,139
Lehman XS Trust
Series 2005-10, Class 1A1, 4.95% (1 mo. Term SOFR + 0.63%), 01/25/2036	940,753	785,666
Series 2005-3, Class 1M1, 5.18% (1 mo. Term SOFR + 0.86%), 09/25/2035	4,431,256	4,288,671
Series 2005-7N, Class 1A1B, 5.03% (1 mo. Term SOFR + 0.71%), 12/25/2035	198,125	158,856
Series 2006-10N, Class 2A1, 4.67% (1 mo. Term SOFR + 0.35%), 05/25/2046	166,484	165,125
Series 2006-12N, Class A31A, 4.83% (1 mo. Term SOFR + 0.51%), 08/25/2046	58,335	59,149
Series 2006-16N, Class A4A, 4.81% (1 mo. Term SOFR + 0.49%), 11/25/2046	521,009	456,709
Series 2006-GP2, Class 1A5A, 4.85% (1 mo. Term SOFR + 0.53%), 06/25/2046(b)	48,571	40,617
Series 2007-10H, Class 2A2, 7.50%, 07/25/2037	339,425	313,775
Series 2007-15N, Class 2A1, 4.93% (1 mo. Term SOFR + 0.61%), 08/25/2037	26,137	25,423
Series 2007-15N, Class 4A1, 5.33% (1 mo. Term SOFR + 1.01%), 08/25/2047	365,918	305,503
Series 2007-16N, Class 2A2, 6.13% (1 mo. Term SOFR + 1.81%), 09/25/2047	5,570,697	4,979,857
Series 2007-3, Class 1BA1, 4.75% (1 mo. Term SOFR + 0.43%), 03/25/2037	299,089	281,601
Series 2007-3, Class 1BA2, 5.19% (6 mo. Term SOFR + 0.93%), 03/25/2037	261,731	264,745
Series 2007-6, Class 1A1, 5.94% (6 mo. Term SOFR + 1.68%), 05/25/2037	482,940	390,617
Series 2007-7N, Class 1A2, 4.91% (1 mo. Term SOFR + 0.59%), 06/25/2047	910,019	840,294
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 4.87% (1 mo. Term SOFR + 0.55%), 06/25/2034	1,932,368	1,910,357
Series 2004-4, Class M1, 5.33% (1 mo. Term SOFR + 1.01%), 10/25/2034(b)	22,973	20,561
Series 2006-A, Class A1, 4.61% (1 mo. Term SOFR + 0.29%), 05/25/2036	974,327	17,572
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 4.85% (1 mo. Term SOFR + 0.53%), 05/25/2036	101,126	88,738
Master Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/2037(a)(b)(d)	421,926	280,053
Mastr Adjustable RateMortgages Trust
Series 2004-13, Class 3A7, 6.37%, 11/21/2034(a)	208,551	197,914
Series 2004-4, Class 2A3, 6.80%, 05/25/2034(a)	175,574	165,597
Series 2004-6, Class 4A6, 6.44%, 07/25/2034(a)	75,725	75,408
Series 2005-6, Class 5A1, 3.50%, 07/25/2035(a)	169,190	151,229
Series 2005-6, Class 7A1, 6.83%, 06/25/2035(a)	17,215	15,961
Series 2006-2, Class 2A1, 7.35%, 04/25/2036(a)	57,792	27,549
MASTR Adjustable RateMortgages Trust
Series 2005-7, Class 3A1, 3.60%, 09/25/2035(a)	355,709	216,817
Series 2006-OA1, Class 1A1, 4.64% (1 mo. Term SOFR + 0.32%), 04/25/2046	212,688	191,217
MASTR Alternative Loans Trust
Series 2003-6, Class B1, 5.71%, 09/25/2033(a)	328,596	296,360
Series 2004-13, Class 10A3, 5.75%, 01/25/2035	444,955	375,963
Series 2004-4, Class 1A1, 5.50%, 05/25/2034	18,735	18,154
Series 2005-4, Class 5A1, 6.00%, 05/25/2035	575,151	508,166
Series 2005-5, Class 3A1, 5.75%, 08/25/2035	3,639,142	1,672,031
Series 2005-6, Class 2A1, 4.88% (1 mo. Term SOFR + 0.56%), 12/25/2035	3,483,609	580,748
Series 2006-1, Class A2, 5.13% (1 mo. Term SOFR + 0.81%), 02/25/2036	1,895,300	622,363
Series 2006-2, Class 2A1, 4.83% (1 mo. Term SOFR + 0.51%), 03/25/2036	239,523	22,736

The accompanying notes are an integral part of these financial statements.

20

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-3, Class 2A2, 6.75%, 07/25/2036	$1,065,125	$365,538
Series 2007-1, Class 2A15, 4.80% (1 mo. Term SOFR + 0.48%), 10/25/2036	2,587,113	557,283
Series 2007-1, Class 2A7, 6.00%, 10/25/2036	983,507	282,468
Series 2007-HF1, Class 1A1, 4.08%, 10/25/2047(a)	601,939	499,706
MastrAsset Backed Securities Trust
Series 2006-AM2, Class A3, 4.77% (1 mo. Term SOFR + 0.45%), 06/25/2036	501,025	459,482
Series 2006-FRE2, Class A5, 4.91% (1 mo. Term SOFR + 0.59%), 03/25/2036	224,268	133,240
MASTR Asset Securitization Trust
Series 2004-3, Class 4A10, 5.50%, 03/25/2034	439,385	383,893
Series 2004-4, Class 1A7, 5.25%, 12/26/2033	192,460	186,214
Series 2006-2, Class 1A14, 6.00%, 06/25/2036	573,794	321,770
Mastr Seasoned Securities Trust, Series 2005-1, Class 4A1, 7.21%, 10/25/2032(a)	212,433	203,655
Mastr Specialized Loan Trust, Series 2007-1, Class A, 5.17% (1 mo. Term SOFR + 0.85%), 01/25/2037(d)	575,668	228,150
Mellon Residential Funding Corp.
Series 1999-TBC3, Class A2, 5.01%, 10/20/2029(a)	369,483	358,035
Series 2000-TBC2, Class A1, 4.91% (1 mo. Term SOFR + 0.59%), 06/15/2030	137,439	133,546
Series 2000-TBC3, Class A1, 4.87% (1 mo. Term SOFR + 0.55%), 12/15/2030	94,173	91,146
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2C, 4.89% (1 mo. Term SOFR + 0.57%), 01/25/2037	3,633,135	1,088,024
Merrill Lynch Mortgage BackedSecurities Trust
Series 2007-2, Class 1A1, 6.53% (1 yr. CMT Rate + 2.40%), 08/25/2036	448,561	382,185
Series 2007-3, Class 2A1, 4.91%, 06/25/2037(a)	914,039	542,253
Merrill Lynch Mortgage Investors, Inc.
Series 2003-HE1, Class M1, 5.48% (1 mo. Term SOFR + 1.16%), 07/25/2034	53,365	52,914
Series 2005-A10, Class A, 4.85% (1 mo. Term SOFR + 0.53%), 02/25/2036	103,353	100,916
Series 2005-A5, Class A3, 5.05%, 06/25/2035(a)	333,281	321,181
Series 2005-A9, Class 2A1E, 6.21%, 12/25/2035(a)	224,911	215,414
Series 2006-AR1, Class A1, 4.76% (1 mo. Term SOFR + 0.44%), 03/25/2037(d)	478,903	159,473
Series 2006-RM2, Class A1A, 4.80% (1 mo. Term SOFR + 0.48%), 05/25/2037	7,523,262	2,097,282
Series 2006-RM3, Class A1B, 4.81% (1 mo. Term SOFR + 0.49%), 06/25/2037	5,939,596	176,066
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065(a)(d)	123,488	115,912
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(a)(d)	127,213	112,127
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064(a)(d)	1,230,492	1,070,477
MLCC Mortgage Investors, Inc.
Series 2003-A, Class 2A1, 5.21% (1 mo. Term SOFR + 0.89%), 03/25/2028	13,725	12,403
Series 2003-C, Class A1, 5.09% (1 mo. Term SOFR + 0.77%), 06/25/2028	285,882	267,079
Series 2003-D, Class A, 5.05% (1 mo. Term SOFR + 0.73%), 08/25/2028(b)	41,003	35,467
Series 2003-F, Class A3, 6.36%, 10/25/2028(a)	108,041	106,380
Series 2003-H, Class A1, 5.07% (1 mo. Term SOFR + 0.75%), 01/25/2029	314,448	275,178
Series 2004-A, Class B1, 5.18% (1 mo. Term SOFR + 0.86%), 04/25/2029	66,623	43,179
Series 2004-B, Class A1, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2029(b)	44,467	40,909
Series 2004-G, Class A1, 4.99% (1 mo. Term SOFR + 0.67%), 01/25/2030	25,769	24,138
Series 2006-1, Class 2A1, 5.79%, 02/25/2036(a)	305,716	300,402
Series 2006-2, Class 2A, 6.28%, 05/25/2036(a)	39,340	38,331
Series 2006-3, Class 2A1, 6.44%, 10/25/2036(a)	617,777	524,240

The accompanying notes are an integral part of these financial statements.

21

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Morgan Stanley ABS Capital I, Inc.
Series 2003-NC8, Class B1, 9.83% (1 mo. Term SOFR + 5.51%), 09/25/2033	$103,387	$106,688
Series 2004-HE6, Class M2, 5.33% (1 mo. Term SOFR + 1.01%), 08/25/2034	141,623	138,712
Series 2004-HE6, Class M3, 5.41% (1 mo. Term SOFR + 1.09%), 08/25/2034	74,386	72,449
Series 2004-NC5, Class M1, 5.33% (1 mo. Term SOFR + 1.01%), 05/25/2034	966,485	927,824
Series 2005-HE1, Class M1, 5.11% (1 mo. Term SOFR + 0.79%), 12/25/2034	205,686	199,825
Series 2005-HE1, Class M2, 5.14% (1 mo. Term SOFR + 0.82%), 12/25/2034	239,111	232,257
Series 2005-NC1, Class B3, 7.43% (1 mo. Term SOFR + 3.11%), 01/25/2035(b)	44,252	44,527
Series 2006-HE6, Class A2FP, 4.55% (1 mo. Term SOFR + 0.23%), 09/25/2036	156,079	53,569
Series 2007-HE7, Class A2C, 5.68% (1 mo. Term SOFR + 1.36%), 07/25/2037	2,105,000	1,854,111
Morgan Stanley Mortgage Loan Trust
Series 2004-11AR, Class 1A2A, 4.74% (1 mo. Term SOFR + 0.42%), 01/25/2035	67,302	63,392
Series 2004-5AR, Class 2A, 5.27%, 07/25/2034(a)	137,594	126,146
Series 2005-10, Class 1A1, 5.13% (1 mo. Term SOFR + 0.81%), 12/25/2035	361,144	215,737
Series 2005-10, Class 1A5, 5.75%, 12/25/2035	25,082	16,373
Series 2005-4, Class 4A, 4.56%, 08/25/2035(a)	34,454	15,765
Series 2005-6AR, Class 3A2, 5.77%, 11/25/2035(a)	521,977	453,543
Series 2005-7, Class 7A6, 5.50%, 11/25/2035	119,568	110,205
Series 2005-9AR, Class 2A, 5.62%, 12/25/2035(a)	181,893	169,968
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	458,478	190,919
Series 2006-16AX, Class 1A, 4.77% (1 mo. Term SOFR + 0.45%), 11/25/2036	2,789,699	441,772
Series 2006-16AX, Class 2A2, 4.77% (1 mo. Term SOFR + 0.45%), 11/25/2036	4,757,444	1,365,818
Series 2006-17XS, Class A6, 6.08%, 10/25/2046(c)	2,093,141	498,649
Series 2006-2, Class 6A, 6.50%, 02/25/2036	348,511	146,700
Series 2006-3AR, Class 2A3, 4.76%, 03/25/2036(a)	612,165	347,960
Series 2006-7, Class 5A2, 5.96%, 06/25/2036(a)	39,282	11,032
Series 2006-8AR, Class 3A, 4.45%, 06/25/2036(a)(b)	531,763	365,321
Series 2006-8AR, Class 3B1, 6.33%, 06/25/2036(a)	13,968	9,527
Series 2006-8AR, Class 4A2, 6.63%, 06/25/2036(a)	10,540	9,274
Series 2007-2AX, Class 2A1, 4.61% (1 mo. Term SOFR + 0.29%), 12/25/2036	884,872	303,546
Series 2007-10XS, Class A19, 6.00%, 02/25/2037(a)	549,283	182,626
Series 2007-14AR, Class 3A3, 4.49%, 10/25/2037(a)	313,294	295,286
Series 2007-15AR, Class 1A1, 4.17%, 11/25/2037(a)	1,403,024	1,147,995
Series 2007-1XS, Class 2A4A, 6.58%, 09/25/2046(c)	5,500,233	1,378,414
Series 2007-6XS, Class 2A5S, 6.50%, 02/25/2047(c)	1,656,242	560,175
Series 2007-7AX, Class 1A, 4.87% (1 mo. Term SOFR + 0.55%), 04/25/2037	2,012,999	481,035
Series 2007-7AX, Class 2A3, 5.15% (1 mo. Term SOFR + 0.83%), 04/25/2037(b)	198,627	45,684
Series 2007-7AX, Class 2A4, 5.07% (1 mo. Term SOFR + 0.75%), 04/25/2037	10,923,871	456,235
Series 2007-7AX, Class 2A6, 5.07% (1 mo. Term SOFR + 0.75%), 04/25/2037	2,743,559	114,585
Series 2007-8XS, Class A1, 5.75%, 04/25/2037(a)	1,800,876	873,037
Morgan Stanley ReremicTrust
Series 2010-R5, Class 3B, 2.89%, 03/26/2037(c)(d)	247,277	253,462
Series 2013-R3, Class 6B2, 4.31%, 12/26/2036(a)(d)	312,250	272,106
Series 2015-R2, Class 1B, 4.19% (MTA + 0.71%), 12/27/2046(d)	836,632	755,718

The accompanying notes are an integral part of these financial statements.

22

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class B15, 5.30% (1 mo. LIBOR US + 0.34%), 04/16/2036(d)(j)	$4,624,064	$3,351,802
MortgageITTrust
Series 2005-3, Class A1, 5.03% (1 mo. Term SOFR + 0.71%), 08/25/2035(b)	69,642	66,522
Series 2005-4, Class A1, 4.99% (1 mo. Term SOFR + 0.67%), 10/25/2035	91,563	90,848
Series 2006-1, Class 1A1, 4.89% (1 mo. Term SOFR + 0.57%), 04/25/2036	278,785	262,957
New Century Alternative Mortgage Loan Trust, Series 2006-ALT2, Class AF3, 4.61%, 10/25/2036(a)	1,523,779	289,450
New Century Home Equity Loan Trust
Series 2002-1, Class M2, 6.53% (1 mo. Term SOFR + 2.21%), 03/25/2032	70,629	70,658
Series 2004-4, Class M2, 5.23% (1 mo. Term SOFR + 0.91%), 02/25/2035	17,586	19,806
Series 2006-S1, Class A1, 4.77% (1 mo. Term SOFR + 0.45%), 03/25/2036	10,303,018	232,519
Series 2003-A, Class A, 3.80% (1 mo. Term SOFR + 0.83%), 10/25/2033(d)	400,881	398,961
Series 2004-4, Class M1, 5.20% (1 mo. Term SOFR + 0.88%), 02/25/2035	425,793	420,127
Series 2005-3, Class M5, 5.44% (1 mo. Term SOFR + 0.78%), 07/25/2035	224,738	222,723
Series 2005-A, Class A6, 4.62%, 08/25/2035(c)	59,256	57,017
New York Mortgage Trust, Series 2006-1, Class 2A2, 5.15%, 05/25/2036(a)	28,894	24,148
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056(a)(d)	1,999,103	1,724,584
Nomura Asset Acceptance Corp.
Series 2006-AF2, Class 2A, 4.34%, 08/25/2036(a)	743,715	688,402
Series 2006-AF2, Class 4A, 5.92%, 08/25/2036(a)(b)	552,390	469,531
Series 2006-AR4, Class A1A, 4.77% (1 mo. Term SOFR + 0.45%), 12/25/2036	174,439	155,572
Series 2006-WF1, Class A2, 5.76%, 06/25/2036(a)	160,152	43,204
Series 2007-1, Class 1A1A, 6.50%, 03/25/2047(c)	779,849	703,974
Series 2007-1, Class 1A3, 6.46%, 03/25/2047(b)(c)	243,248	197,518
Series 2007-2, Class A1B, 6.02%, 06/25/2037(a)	1,005,600	875,711
Nomura Home Equity Loan Inc, Series 2006-AF1, Class A1, 6.53%, 10/25/2036(c)	1,411,039	292,503
Nomura Home Equity Loan, Inc., Series 2006-HE3, Class 1A1, 4.73% (1 mo. Term SOFR + 0.41%), 07/25/2036(b)	141,746	124,453
Nomura ResecuritizationTrust
Series 2011-4RA, Class 3A10, 4.80%, 12/26/2035(a)(d)	2,506,538	773,379
Series 2015-10R, Class 1A2, 4.78%, 12/25/2036(a)(d)(g)	1,317,396	1,088,029
NovastarHome Equity Loan
Series 2003-1, Class A2, 5.21% (1 mo. Term SOFR + 0.89%), 05/25/2033	49,960	48,921
Series 2006-3, Class A2C, 4.75% (1 mo. Term SOFR + 0.43%), 10/25/2036	4,214,985	1,857,590
Series 2006-5, Class A2B, 4.67% (1 mo. Term SOFR + 0.35%), 11/25/2036	938,088	282,149
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1, 7.45%, 05/15/2027	32,218	29,099
Series 1999-C, Class A2, 7.48%, 08/15/2027	591,985	449,300
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 1A3, 3.00%, 02/25/2060(a)(d)	1,212,734	1,044,228
Series 2020-EXP1, Class 1A8, 3.50%, 02/25/2060(a)(d)	388,075	346,451
Series 2020-EXP2, Class A9, 3.00%, 05/25/2060(a)(d)	234,148	204,321
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 1A1, 5.87%, 01/25/2037(c)	1,758,213	1,494,013
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6, Class A2C, 4.75% (1 mo. Term SOFR + 0.43%), 09/25/2037	1,347,247	587,068

The accompanying notes are an integral part of these financial statements.

23

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
PHH Alternative Mortgage Trust, Series 2007-2, Class 3A1, 6.00%, 05/25/2037	$208,000	$190,091
PHH Mortgage Capital LLC, Series 2007-3, Class A3, 4.42%, 06/18/2037(a)	6,989	6,861
Popular ABS, Inc.
Series 2002-5, Class M1, 5.80%, 11/25/2032(c)	478,026	478,530
Series 2004-3, Class M2, 3.80%, 07/25/2034(c)	667,699	563,036
Prime Mortgage Trust
Series 2005-4, Class 1A2, 5.00%, 10/25/2026	108,022	103,958
Series 2005-4, Class 2A9, 5.50%, 10/25/2035	76,271	68,737
Series 2006-1, Class 3A1, 4.78% (1 mo. Term SOFR + 0.46%), 06/25/2036	1,199,977	857,559
Series 2006-1, Class 3A2, 2.72% (-1 x 1 mo. Term SOFR + 7.04%), 06/25/2036(e)(f)	1,199,977	163,403
Series 2006-2, Class 1A21, 4.76% (1 mo. Term SOFR + 0.44%), 11/25/2036	2,692,531	2,187,244
Series 2006-DR1, Class 2A1, Pool DR12A1, 5.50%, 05/25/2035(d)	3,106,518	2,876,128
Series 2006-DR1, Class 2A2, 6.00%, 05/25/2035(d)	381,663	323,971
Series 2007-1, Class A2, 6.00%, 03/25/2037	2,174,400	1,946,456
PSMC Trust, Series 2021-1, Class A11, 2.50%, 03/25/2051(a)(d)	433,031	382,837
RAAC Series
Series 2005-SP1, Class 1A1, 5.00%, 09/25/2034	108,381	106,203
Series 2005-SP2, Class 2A, 5.03% (1 mo. Term SOFR + 0.71%), 06/25/2044	636,811	576,763
RALI Trust
Series 2005-QA7, Class A1, 4.80%, 07/25/2035(a)	1,805,879	1,285,887
Series 2005-QA8, Class CB21, 5.30%, 07/25/2035(a)	384,386	199,368
Series 2005-QA9, Class CB11, 4.77%, 08/25/2035(a)	96,659	87,039
Series 2005-QS10, Class 3A1, 4.93% (1 mo. Term SOFR + 0.61%), 08/25/2035	274,870	189,143
Series 2005-QS10, Class 3A3, 5.50%, 08/25/2035	1,303,229	952,586
Series 2005-QS11, Class A3, 0.57% (-1 x 1 mo. Term SOFR + 4.89%), 07/25/2035(e)(f)	378,492	19,470
Series 2005-QS12, Class A8, 4.78% (1 mo. Term SOFR + 0.46%), 08/25/2035	2,847,909	2,273,780
Series 2005-QS13, Class 2A3, 5.75%, 09/25/2035	1,790,554	1,505,617
Series 2005-QS14, Class 2A1, 6.00%, 09/25/2035	3,346,028	1,068,553
Series 2005-QS14, Class 3A1, 6.00%, 09/25/2035	777,822	677,753
Series 2005-QS14, Class 3A3, 6.00%, 09/25/2035	1,807,510	1,574,965
Series 2005-QS16, Class A1, 5.13% (1 mo. Term SOFR + 0.81%), 11/25/2035	896,804	734,842
Series 2005-QS7, Class A1, 5.50%, 06/25/2035	1,365,843	1,138,246
Series 2006-QA1, Class A21, 5.21%, 01/25/2036(a)	834,173	562,614
Series 2006-QA3, Class A2, 5.03% (1 mo. Term SOFR + 0.71%), 04/25/2036	1,779,552	1,544,618
Series 2006-QA5, Class 1A1, 4.79% (1 mo. Term SOFR + 0.47%), 07/25/2036	4,456,341	1,471,337
Series 2006-QA5, Class 1A3, 4.87% (1 mo. Term SOFR + 0.55%), 07/25/2036	25,724	8,565
Series 2006-QA6, Class A1, 4.81% (1 mo. Term SOFR + 0.49%), 07/25/2036	242,306	219,694
Series 2006-QA9, Class A1, 4.79% (1 mo. Term SOFR + 0.47%), 11/25/2036(b)	48,448	23,158
Series 2006-QO10, Class A1, 4.75% (1 mo. Term SOFR + 0.43%), 01/25/2037	1,584,791	1,413,698
Series 2006-QO2, Class A1, 4.87% (1 mo. Term SOFR + 0.55%), 02/25/2046	7,163,433	1,238,449
Series 2006-QO4, Class 2A1, 4.81% (1 mo. Term SOFR + 0.49%), 04/25/2046	1,161,340	1,078,224
Series 2006-QO7, Class 3A2, 4.84% (1 mo. Term SOFR + 0.52%), 09/25/2046	396,436	389,035
Series 2006-QS12, Class 2A15, 4.93% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,196,357	853,166
Series 2006-QS12, Class 2A18, 5.75%, 09/25/2036	237,635	183,655

The accompanying notes are an integral part of these financial statements.

24

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-QS13, Class 1A1, 4.77% (1 mo. Term SOFR + 0.45%), 09/25/2036	$4,528,067	$3,202,236
Series 2006-QS13, Class 1A10, 6.00%, 09/25/2036	464,937	370,195
Series 2006-QS15, Class A3, 6.50%, 10/25/2036	102,486	88,197
Series 2006-QS16, Class A9, 6.00%, 11/25/2036(b)	90,959	65,036
Series 2006-QS17, Class A2, 2.22% (-1 x 1 mo. Term SOFR + 6.54%), 12/25/2036(e)(f)	1,457,112	162,495
Series 2006-QS18, Class 2A1, 4.88% (1 mo. Term SOFR + 0.56%), 12/25/2036	16,419,281	11,877,860
Series 2006-QS2, Class 1A14, 5.13% (1 mo. Term SOFR + 0.81%), 02/25/2036	245,208	191,209
Series 2006-QS2, Class 1A17, 4.91% (1 mo. Term SOFR + 0.59%), 02/25/2036	3,718,988	2,858,018
Series 2006-QS2, Class 1A2, 4.93% (1 mo. Term SOFR + 0.61%), 02/25/2036	1,414,677	1,088,622
Series 2006-QS2, Class 1A7, 6.00%, 02/25/2036(e)	221,144	37,581
Series 2006-QS3, Class 2AP, 0.00%, 03/25/2036(i)	477,977	238,262
Series 2006-QS4, Class A12, 4.93% (1 mo. Term SOFR + 0.61%), 04/25/2036	1,875,703	1,385,250
Series 2006-QS4, Class A2, 6.00%, 04/25/2036	344,997	278,507
Series 2006-QS4, Class A8, 8.00% (-790 x 1 mo. Term SOFR + 5,052.56%), 04/25/2036(f)	119,654	100,620
Series 2006-QS6, Class 1A1, 6.00%, 06/25/2036	420,805	339,803
Series 2006-QS6, Class 1A11, 5.13% (1 mo. Term SOFR + 0.81%), 06/25/2036	1,269,638	967,170
Series 2006-QS6, Class 1A5, 5.75%, 06/25/2036	199,832	158,868
Series 2006-QS6, Class 1A9, 5.03% (1 mo. Term SOFR + 0.71%), 06/25/2036	2,028,011	1,534,282
Series 2006-QS7, Class A1, 6.00%, 06/25/2036	57,933	45,589
Series 2006-QS9, Class 1A1, 4.83% (1 mo. Term SOFR + 0.51%), 07/25/2036	354,289	255,533
Series 2006-QS9, Class 1A4, 6.00%, 07/25/2036	204,144	163,121
Series 2006-QS9, Class 1A8, 5.08% (1 mo. Term SOFR + 0.76%), 07/25/2036	726,238	532,721
Series 2007-QH8, Class A, 5.54%, 10/25/2037(a)	984,400	789,803
Series 2007-QH9, Class A1, 6.19%, 11/25/2037(a)	316,174	269,603
Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	239,095	188,362
Series 2007-QS1, Class 1A2, 1.02% (-1 x 1 mo. Term SOFR + 5.34%), 01/25/2037(e)(f)	1,428,648	89,253
Series 2007-QS1, Class 1A5, 4.98% (1 mo. Term SOFR + 0.66%), 01/25/2037	2,887,232	2,129,461
Series 2007-QS1, Class 2A2, 4.79% (1 mo. Term SOFR + 0.47%), 01/25/2037	536,889	361,180
Series 2007-QS1, Class 2AP, 0.00%, 01/25/2037(i)	760,086	312,665
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	15,162	12,486
Series 2007-QS3, Class A3, 6.25%, 02/25/2037	1,186,406	970,050
Series 2007-QS5, Class A1, 5.50%, 03/25/2037	818,940	663,505
Series 2007-QS7, Class 1A5, 4.83% (1 mo. Term SOFR + 0.51%), 05/25/2037	1,186,755	875,870
Series 2007-QS7, Class 1A7, 4.98% (1 mo. Term SOFR + 0.66%), 05/25/2037	472,608	352,561
Series 2007-QS7, Class 2A1, 6.75%, 06/25/2037	767,308	295,419
Series 2007-QS8, Class A1, 4.83% (1 mo. Term SOFR + 0.51%), 06/25/2037	6,823,020	4,939,344
Series 2007-QS8, Class A3, 5.03% (1 mo. Term SOFR + 0.71%), 06/25/2037	243,324	178,797
Series 2007-QS9, Class A33, 6.50%, 07/25/2037	2,897,076	2,360,696
RAMP Trust, Series 2003-RS9, Class MII2, 5.58% (1 mo. Term SOFR + 1.91%), 10/25/2033	405,915	387,322
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.50%, 11/25/2035(a)(d)	447,195	373,533
Series 2008-B, Class A1, 6.00%, 06/25/2037(d)	160,746	139,124

The accompanying notes are an integral part of these financial statements.

25

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
RBSSP ResecuritizationTrust
Series 2009-12, Class 17A2, 6.78%, 10/25/2035(a)(d)	$58,444	$58,440
Series 2009-12, Class 9A2, 4.78%, 03/25/2036(a)(d)	312,592	212,932
Series 2009-5, Class 13A3, 4.94% (1 mo. Term SOFR + 0.61%), 08/26/2037(d)	1,059,470	463,549
Series 2010-2, Class 3A2, 4.31%, 12/26/2036(a)(b)(d)	221,440	193,483
Series 2010-9, Class 7A6, 6.00%, 05/26/2037(a)(d)	1,005,773	435,466
Series 2013-4, Class 1A2, 5.93% (1 mo. Term SOFR + 1.61%), 12/26/2037(d)	734,773	612,322
Renaissance Home Equity Loan Trust
Series 2003-4, Class A3, 5.67% (1 mo. Term SOFR + 1.35%), 03/25/2034	177,503	160,511
Series 2004-1, Class M4, 7.13% (1 mo. Term SOFR + 2.81%), 05/25/2034	239,243	172,360
Series 2004-2, Class M1, 6.41%, 07/25/2034(c)	334,964	296,302
RESI Finance LP, Series 2003-D, Class B3, 5.74% (1 mo. Term SOFR + 1.41%), 12/10/2035(b)(d)	21,046	8,966
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034(b)	82,833	74,757
Series 2004-A4, Class A13, 4.98% (1 mo. Term SOFR + 0.66%), 08/25/2034	504,263	451,599
Series 2005-A10, Class A4, 5.50%, 09/25/2035	325,926	149,395
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	6,576,987	2,258,979
Series 2005-A12, Class A6, 4.93% (1 mo. Term SOFR + 0.61%), 11/25/2035	902,088	430,801
Series 2005-A15, Class 2A12, 6.00%, 02/25/2036	739,169	286,535
Series 2005-A15, Class 4A1, 6.00%, 02/25/2036	2,285,786	667,539
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	732,666	267,818
Series 2005-A8CB, Class A1, 4.93% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,166,022	567,992
Series 2005-A8CB, Class A13, 4.93% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,185,483	576,455
Series 2005-A9, Class A4, 5.50%, 07/25/2035	104,417	33,441
Series 2006-A10, Class A4, 6.50%, 09/25/2036	577,034	175,982
Series 2006-A10, Class A5, 6.50%, 09/25/2036	997,461	304,203
Series 2006-A10, Class A7, 6.50%, 09/25/2036	8,215,845	2,505,646
Series 2006-A14C, Class 2A4, 6.00%, 12/25/2036	4,021,183	1,122,849
Series 2006-A14C, Class 2A6, 4.88% (1 mo. Term SOFR + 0.56%), 12/25/2036	5,624,345	1,179,399
Series 2006-A15, Class A13, 6.25%, 01/25/2037	3,208,022	1,070,169
Series 2006-A2, Class A11, 6.00%, 01/25/2046	1,717,924	630,153
Series 2006-A2, Class A7, 6.00%, 01/25/2046	938,132	343,707
Series 2006-A6, Class 1A13, 6.00%, 07/25/2036	3,662,077	918,905
Series 2006-A7CB, Class 2A5, 4.68% (1 mo. Term SOFR + 0.36%), 07/25/2036	428,258	69,884
Series 2006-A8, Class 1A5, 6.25%, 08/25/2036	15,355	9,932
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036	2,578,036	767,691
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036	903,958	239,273
Series 2006-A8, Class 3A8, 5.18% (1 mo. Term SOFR + 0.86%), 08/25/2036	506,948	173,211
Series 2007-A1, Class A3, 5.03% (1 mo. Term SOFR + 0.71%), 03/25/2037	17,319,557	4,037,857
Series 2007-A1, Class A4, 0.72% (-1 x 1 mo. Term SOFR + 5.04%), 03/25/2037(e)(f)	6,142,429	320,979
Series 2007-A1, Class A9, 5.75%, 03/25/2037	3,178,931	933,473
Series 2007-A2, Class 1A6, 6.00%, 04/25/2037	1,603,856	798,709
Series 2007-A3, Class 1A1, 4.88% (1 mo. Term SOFR + 0.56%), 04/25/2037	1,965,856	704,219
Series 2007-A3, Class 2A1, 4.74% (1 mo. Term SOFR + 0.42%), 04/25/2037	15,928,191	3,506,113

The accompanying notes are an integral part of these financial statements.

26

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-A5, Class 1A3, 4.81% (1 mo. Term SOFR + 0.49%), 05/25/2037	$23,458,125	$2,954,534
Series 2007-A6, Class 1A4, 6.00%, 06/25/2037	1,444,646	746,491
Series 2007-A7, Class A6, 6.00%, 07/25/2037	362,150	133,847
Series 2007-A8, Class 1A2, 6.00%, 08/25/2037	213,163	102,408
Series 2007-A8, Class 2A1, 6.25%, 08/25/2037	13,348,590	3,102,994
ResmaeMortgage Loan Trust
Series 2006-1, Class A2B, 4.73% (1 mo. Term SOFR + 0.41%), 02/25/2036(d)	2,904,838	983,454
Series 2006-1, Class A2C, 4.83% (1 mo. Term SOFR + 0.51%), 02/25/2036(d)	5,716,200	1,935,126
RFMSI Trust
Series 2005-SA2, Class 2A2, 6.34%, 06/25/2035(a)	444,019	422,276
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,377,532	1,096,213
Series 2006-S12, Class 3A7, 5.75%, 12/25/2036	105,449	88,821
Series 2006-S7, Class A9, 6.50%, 08/25/2036	268,108	224,275
Series 2007-S3, Class 1A5, 5.50%, 03/25/2037	287,798	198,863
Series 2007-S6, Class 1A16, 6.00%, 06/25/2037	17,556	13,763
Series 2007-S6, Class 2A4, 6.00%, 06/25/2037	1,146,002	879,011
Series 2007-SA1, Class 2A2, 4.94%, 02/25/2037(a)	122,202	80,909
Series 2007-SA3, Class 2A1, 5.28%, 07/27/2037(a)	1,244,212	909,038
Series 2007-SA4, Class 3A1, 5.85%, 10/25/2037(a)	93,304	56,930
Rithm Capital Corp., Series 2021-INV2, Class A7, 2.50%, 09/25/2051(a)(d)	93,393	83,334
Saxon Asset Securities Trust	2,107,712	1,839,769
Series 2004-1, Class A, 2.10% (1 mo. Term SOFR + 0.65%), 03/25/2035	2,107,712	1,839,769
Series 2004-2, Class MF1, 3.65%, 08/25/2035(c)	269,792	261,027
Securitized Asset Backed Receivables LLC
Series 2004-DO1, Class M1, 5.41% (1 mo. Term SOFR + 1.09%), 07/25/2034	33,905	46,508
Series 2005-EC1, Class M3, 5.44% (1 mo. Term SOFR + 1.12%), 01/25/2035	235,027	271,552
Series 2006-HE1, Class A2B, 4.61% (1 mo. Term SOFR + 0.29%), 07/25/2036	674,017	218,526
Securitized Asset Backed Receivables LLC, Series 2004-OP2, Class M2, 6.01% (1 mo. Term SOFR + 1.69%), 08/25/2034	550,689	520,336
Security National Mortgage Loan Trust, Series 2006-3A, Class A3, 6.33%, 01/25/2037(a)(d)	303,204	120,280
Sequoia Mortgage Trust
Series 10, Class 1A, 5.23% (1 mo. Term SOFR + 0.91%), 10/20/2027	43,753	42,129
Series 2003-3, Class A1, 5.09% (1 mo. Term SOFR + 0.77%), 07/20/2033	132,767	123,295
Series 2003-4, Class 2A1, 5.13% (1 mo. Term SOFR + 0.81%), 07/20/2033(b)	3,597	3,273
Series 2004-5, Class A2, 4.95% (1 mo. Term SOFR + 0.63%), 06/20/2034	123,860	114,472
Series 2004-6, Class A2, 4.99% (1 mo. Term SOFR + 0.67%), 07/20/2034	14,756	14,623
Series 2005-1, Class A1, 4.89% (1 mo. Term SOFR + 0.57%), 02/20/2035	37,562	35,454
Series 2007-3, Class 1A1, 4.83% (1 mo. Term SOFR + 0.51%), 07/20/2036	22,443	19,498
Series 2007-3, Class 2BA1, 4.75%, 07/20/2037(a)	96	79
Series 2013-5, Class A1, 2.50%, 05/25/2043(a)(d)	198,077	171,559
Series 2013-9, Class AP, 0.00%, 07/25/2043(d)(i)	223,035	157,908
Series 9, Class 1A, 5.13% (1 mo. Term SOFR + 0.81%), 09/20/2032	65,507	62,547
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(d)	18,059	16,646
Series 2020-2, Class A2, 1.59%, 05/25/2065(a)(d)	70,889	65,334

The accompanying notes are an integral part of these financial statements.

27

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Soundview Home Equity Loan Trust
Series 2001-2, Class AF, 6.50%, 03/25/2030(c)	$113,122	$109,417
Series 2006-3, Class A4, 4.93% (1 mo. Term SOFR + 0.61%), 11/25/2036	2,553,454	2,399,651
Series 2006-OPT3, Class 2A4, 4.93% (1 mo. Term SOFR + 0.61%), 06/25/2036(b)	75,343	70,408
Series 2006-OPT5, Class 2A4, 4.91% (1 mo. Term SOFR + 0.59%), 07/25/2036	3,639,965	3,301,599
Series 2007-OPT2, Class 2A3, 4.61% (1 mo. Term SOFR + 0.29%), 07/25/2037	4,914,242	4,382,035
Series 2007-OPT4, Class 2A3, 5.53% (1 mo. Term SOFR + 1.21%), 09/25/2037	319,697	263,612
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 4.73% (1 mo. Term SOFR + 0.41%), 06/25/2037	79,728	47,501
Series 2006-BC4, Class A2B, 4.65% (1 mo. Term SOFR + 0.33%), 09/25/2037	1,679,168	572,469
Structured Adjustable RateMortgage Loan Trust
Series 2004-14, Class 1A, 5.78%, 10/25/2034(a)	120,236	113,930
Series 2004-17, Class A1, 4.51%, 11/25/2034(a)	131,012	118,830
Series 2004-18, Class 1A1, 4.98%, 12/25/2034(a)	43,113	37,705
Series 2004-2, Class 4A1, 5.43%, 03/25/2034(a)	135,584	127,869
Series 2004-7, Class A4, 5.23% (1 mo. Term SOFR + 0.91%), 06/25/2034	419,410	380,483
Series 2005-12, Class 2A1, 5.81%, 06/25/2035(a)	203,798	152,298
Series 2005-18, Class 1A1, 4.61%, 09/25/2035(a)	570,177	350,473
Series 2005-20, Class 1A1, 6.46%, 10/25/2035(a)	487,795	450,164
Series 2005-21, Class 1A, 4.75%, 11/25/2035(a)	340,993	220,990
Series 2005-8XS, Class M1, 5.08% (1 mo. Term SOFR + 0.76%), 04/25/2035	474,502	475,462
Series 2006-10, Class 2A1, 5.61%, 11/25/2036(a)	442,205	336,714
Series 2006-11, Class 1A1, 4.75% (1 mo. Term SOFR + 0.43%), 12/25/2036	2,033,555	2,043,215
Series 2006-2, Class 5A1, 5.34%, 03/25/2036(a)	870,061	680,360
Series 2006-4, Class 6A, 3.95%, 05/25/2036(a)	3,893,718	2,219,272
Series 2006-8, Class 3A1, 4.57%, 09/25/2036(a)	3,990,428	3,650,499
Series 2007-3, Class 2A1, 4.10%, 04/25/2047(a)	206,954	191,741
Series 2007-5, Class 3A1, 4.79%, 06/25/2037(a)	2,113,575	1,732,015
Series 2007-7, Class 1A1, 5.03% (1 mo. Term SOFR + 0.71%), 08/25/2037	822,441	783,039
Structured Asset Investment Loan Trust
Series 2004-5, Class M7, 7.43% (1 mo. Term SOFR + 3.11%), 05/25/2034	508,601	441,045
Series 2004-8, Class A2, 4.98% (1 mo. Term SOFR + 0.66%), 09/25/2034	1,058,878	1,020,656
Series 2005-11, Class A7, 5.15% (1 mo. Term SOFR + 0.83%), 01/25/2036	314,925	304,835
Series 2006-2, Class A4, 5.03% (1 mo. Term SOFR + 0.71%), 04/25/2036	446,382	213,573
Structured Asset Mortgage Investments Inc., Series 2006-AR5, Class 3A1, 4.85% (1 mo. Term SOFR + 0.53%), 05/25/2046	1,562,540	675,568
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class 1A1, 5.13% (1 mo. Term SOFR + 0.81%), 03/19/2034	128,400	120,706
Series 2004-AR1, Class 1A2, 5.13% (1 mo. Term SOFR + 0.81%), 03/19/2034(b)	3,715	3,325
Series 2004-AR4, Class 3A1, 6.54%, 12/19/2034(a)	182,900	180,687
Series 2004-AR5, Class 1A1, 5.09% (1 mo. Term SOFR + 0.77%), 10/19/2034	6,770	6,451
Series 2005-AR8, Class A2, 6.23% (MTA + 1.48%), 02/25/2036(b)	714,893	577,276
Series 2006-AR1, Class 3A1, 4.89% (1 mo. Term SOFR + 0.57%), 02/25/2036	1,413,672	1,136,902
Series 2006-AR2, Class A1, 4.89% (1 mo. Term SOFR + 0.57%), 02/25/2036	54,487	49,973

The accompanying notes are an integral part of these financial statements.

28

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-AR3, Class 11A1, 4.85% (1 mo. Term SOFR + 0.53%), 04/25/2036	$716,192	$645,265
Series 2006-AR3, Class 21A1, 4.83% (1 mo. Term SOFR + 0.51%), 02/25/2036	813,884	655,450
Series 2006-AR3, Class 22A1, 4.42%, 05/25/2036(a)	302,730	136,413
Series 2006-AR5, Class 2A1, 4.85% (1 mo. Term SOFR + 0.53%), 05/25/2046	3,069,595	2,155,686
Series 2006-AR5, Class 4A1, 4.87% (1 mo. Term SOFR + 0.55%), 05/25/2046	313,832	110,470
Series 2007-AR1, Class 2A1, 4.79% (1 mo. Term SOFR + 0.47%), 01/25/2037	383,768	337,561
Series 2007-AR3, Class 2A1, 4.81% (1 mo. Term SOFR + 0.49%), 09/25/2047(b)	176,280	152,042
Structured Asset Securities Corp.
Series 2003-22A, Class 3A, 6.33%, 06/25/2033(a)	40,354	38,377
Series 2003-39EX, Class M3, 3.90%, 08/25/2033(b)(c)	15,724	13,208
Series 2004-6XS, Class M1, 5.67%, 03/25/2034(c)	255,815	248,776
Series 2004-SC1, Class A, 7.46%, 12/25/2029(a)(d)	700,204	592,468
Series 2006-S3, Class A1, 4.69% (1 mo. Term SOFR + 0.37%), 09/25/2036	959,715	250,196
Suntrust Adjustable RateMortgage Loan Trust
Series 2007-2, Class 2A1, 5.88%, 04/25/2037(a)	220,580	121,490
Series 2007-4, Class 2A1, 5.45%, 10/25/2037(a)	121,141	94,155
SunTrust Alternative Loan Trust 2006-1F, Series 2006-1F, Class 2A, 6.50%, 04/25/2036	1,176,669	425,243
TBW Mortgage BackedPass Through Certificates
Series 2006-1, Class 1A4, 5.50%, 04/25/2036	1,568,843	397,992
Series 2006-2, Class DX, 6.00%, 07/25/2036(e)	639,445	67,777
Series 2006-3, Class 1A, 6.00%, 07/25/2036	626,955	239,862
Series 2006-3, Class 2A1, 6.50%, 07/25/2036	921,171	271,492
Series 2006-3, Class 4A3, 2.67% (-1 x 1 mo. Term SOFR + 6.99%), 07/25/2036(e)(f)	11,067,275	543,301
Series 2006-5, Class A4, 6.70%, 11/25/2036(c)	9,215,000	1,605,683
Series 2007-2, Class A6A, 6.51%, 07/25/2037(c)	1,576,355	580,713
TerwinMortgage Trust
Series 2004-19HE, Class A1, 5.17% (1 mo. Term SOFR + 0.85%), 10/25/2034(d)	376,930	367,761
Series 2004-7HE, Class A1, 5.53% (1 mo. Term SOFR + 1.21%), 07/25/2034(d)	758,076	728,782
Thornburg Mortgage Securities Trust
Series 2003-6, Class A1, 5.13% (1 mo. Term SOFR + 0.81%), 12/25/2033	41,884	40,608
Series 2004-4, Class 1A, 5.01% (1 mo. Term SOFR + 0.69%), 12/25/2044	139,432	125,996
Series 2005-1, Class A2, 5.29%, 04/25/2045(a)	176,071	176,312
Series 2007-3, Class 2A1, 5.99% (12 mo. Term SOFR + 1.97%), 06/25/2047(b)	107,648	97,960
TIAA Mortgage Loan Trust, Series 2018-3, Class A13, 4.00%, 11/25/2048(a)(d)	93,292	88,003
Toorak Mortgage Corp., Series 2022-INV1, Class A1, 2.58%, 02/25/2057(a)(d)	63,477	58,756
TowdPoint Mortgage Trust
Series 2020-4, Class A2, 2.50%, 10/25/2060(d)	705,000	577,406
Series 2021-R1, Class A1, 2.92%, 11/30/2060(a)(d)	254,515	219,331
Verus Securitization Trust, Series 2021-1, Class A2, 1.05%, 01/25/2066(a)(d)	106,963	93,861
WaMu Mortgage Pass Through Certificates
Series 2002-AR17, Class 1B2, 5.84% (MTA + 1.20%), 11/25/2042	70,972	65,947
Series 2002-AR2, Class A, 4.19% (Ent 11th COFI Repl + 1.25%), 02/27/2034	159,917	153,607

The accompanying notes are an integral part of these financial statements.

29

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-AR11, Class A, 6.95%, 10/25/2034(a)	$101,981	$99,417
Series 2004-AR8, Class A1, 5.27% (1 mo. Term SOFR + 0.95%), 06/25/2044	226,144	222,684
Series 2004-AR9, Class B1, 6.01%, 08/25/2034(a)	139,407	130,413
Series 2004-S1, Class 1A11, 5.50%, 03/25/2034	24,495	24,507
Series 2005-AR12, Class 1A4, 5.00%, 10/25/2035(a)	26,944	24,537
Series 2005-AR12, Class 1A6, 5.00%, 10/25/2035(a)	48,690	44,341
Series 2005-AR15, Class A1A1, 4.95% (1 mo. Term SOFR + 0.63%), 11/25/2045	352,274	337,189
Series 2005-AR19, Class A1B2, 5.25% (1 mo. Term SOFR + 0.93%), 12/25/2045(b)	67,223	62,786
Series 2006-AR1, Class 1A1A, 5.71% (MTA + 1.07%), 01/25/2046	381,007	338,624
Series 2006-AR12, Class 2A3, 4.18%, 10/25/2036(a)	356,752	326,031
Series 2006-AR14, Class 1A4, 4.22%, 11/25/2036(a)	214,586	188,663
Series 2006-AR14, Class 2A3, 4.31%, 11/25/2036(a)	693,744	605,848
Series 2006-AR18, Class 1A1, 3.85%, 01/25/2037(a)	62,411	54,205
Series 2006-AR18, Class 3A3, 0.00%, 01/25/2037(a)	140,233	126,911
Series 2006-AR2, Class 1A1, 4.60%, 03/25/2036(a)	941,958	828,434
Series 2006-AR3, Class A1B, 5.64% (MTA + 1.00%), 02/25/2046	437,119	378,075
Series 2006-AR5, Class A12A, 5.62% (MTA + 0.98%), 06/25/2046(b)	13,330	10,864
Series 2007-HY1, Class 1A1, 4.54%, 02/25/2037(a)	265,443	235,644
Series 2007-HY5, Class 2A1, 3.42%, 05/25/2037(a)	139,514	112,007
Series 2007-HY7, Class 4A1, 5.04%, 07/25/2037(a)	69,119	61,618
Series 2007-OA1, Class A1A, 5.34% (MTA + 0.70%), 02/25/2047	1,424,962	1,266,181
Series 2007-OA4, Class 1A, 5.41% (MTA + 0.77%), 05/25/2047	139,235	121,153
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-10, Class 2A8, 6.00%, 11/25/2035	655,349	627,479
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	318,324	290,429
Series 2005-3, Class 1CB3, 4.88% (1 mo. Term SOFR + 0.56%), 05/25/2035	1,574,350	1,313,624
Series 2005-5, Class CB6, 5.03% (1 mo. Term SOFR + 0.71%), 07/25/2035	56,567	49,140
Series 2005-7, Class 2CB4, 5.50%, 08/25/2035	402,857	396,580
Series 2005-8, Class 3CB1, 6.00%, 10/25/2035	82,154	63,784
Series 2006-1, Class 2CB2, 7.00%, 02/25/2036	756,528	550,073
Series 2006-5, Class 2CB2, 5.03% (1 mo. Term SOFR + 0.71%), 07/25/2036	447,196	285,055
Series 2006-5, Class 4A1, 6.00%, 06/25/2025(b)	1,636,700	16
Series 2006-7, Class A3, 3.93%, 09/25/2036(c)	2,400,945	637,846
Series 2006-8, Class A3A, 4.11%, 10/25/2036(c)	333,297	141,900
Series 2006-AR3, Class A1A, 5.61% (MTA + 0.97%), 05/25/2046(b)	46,655	37,292
Series 2007-2, Class 1A10, 2.25% (-1 x 1 mo. Term SOFR + 6.57%), 04/25/2037(e)(f)	3,450,840	639,071
Series 2007-HY2, Class 1A1, 4.19%, 04/25/2037(a)	8,057,246	4,216,604
Washington Mutual Asset-Backed Certificates, Series 2007-HE1, Class 2A1, 4.55% (1 mo. Term SOFR + 0.23%), 11/25/2036	1,483,263	461,803
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.50%, 03/25/2035	843,637	818,182
Series 2005-AR2, Class 2A3, 5.13% (1 mo. Term SOFR + 0.81%), 01/25/2045	45,370	45,264
Series 2006-4, Class 3A3, 6.47%, 05/25/2036(c)	178,048	154,739
Series 2006-AR10, Class A2B, 4.85% (1 mo. Term SOFR + 0.53%), 12/25/2036	5,109,627	843,670

The accompanying notes are an integral part of these financial statements.

30

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SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-AR3, Class 2A2, 4.83%, 06/25/2033(a)	$98,713	$83,186
Series 2004-RA2, Class CB1, 7.00%, 07/25/2033(a)	21,814	18,317
Wells Fargo Alternative Loan Trust
Series 2005-1, Class 2A3, 5.50%, 02/25/2035	833,919	773,877
Series 2007-PA1, Class A8, 4.97% (1 mo. Term SOFR + 0.65%), 03/25/2037	732,840	585,174
Series 2007-PA2, Class 2A1, 4.86% (1 mo. Term SOFR + 0.54%), 06/25/2037	224,978	193,549
Series 2007-PA2, Class 2A2, 1.64% (-1 x 1 mo. Term SOFR + 5.96%), 06/25/2037(e)(f)	2,908,056	285,320
Series 2007-PA3, Class 1A1, 5.75%, 07/25/2037	78,470	68,729
Series 2007-PA3, Class 1A2, 5.75%, 07/25/2037	182,715	159,122
Series 2007-PA3, Class 1A4, 5.75%, 07/25/2037	987,776	860,230
Series 2007-PA3, Class 2A1, 6.00%, 07/25/2037	1,550,295	1,421,380
Series 2007-PA6, Class A1, 6.55%, 12/28/2037(a)	357,226	325,164
Wells Fargo Mortgage BackedSecurities Trust
Series 2006-7, Class 3A1, 6.00%, 06/25/2036(b)	543,018	502,292
Series 2006-AR12, Class 2A1, 6.93%, 09/25/2036(a)	93,531	89,588
Series 2006-AR14, Class 2A3, 7.39%, 10/25/2036(a)	196,259	177,139
Series 2006-AR16, Class A1, 7.75%, 10/25/2036(a)	227,302	213,927
Series 2006-AR5, Class 2A1, 6.70%, 04/25/2036(a)	226,269	221,509
Series 2007-AR3, Class A4, 6.35%, 04/25/2037(a)	1,510,077	1,328,506
Series 2019-4, Class A17, 3.50%, 09/25/2049(a)(d)	43,948	39,505
WinWater Mortgage Loan Trust, Series 2015-A, Class A3, 3.50%, 06/20/2045(a)(d)	205,143	190,506
Yale Mortgage Loan Trust 2007-1, Series 2007-1, Class A, 4.83% (1 mo. Term SOFR + 0.51%), 06/25/2037(d)	78,091	24,331
RALI Trust, Series 2006-QS2, Class 1A10, 4.93% (1 mo. Term SOFR + 0.61%), 02/25/2036	2,828,540	2,176,618
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (Cost $791,125,652)		673,059,306
AGENCY MORTGAGE-BACKED SECURITIES - 25.3%
Fannie Mae Grantor Trust
Series 2001-T13, Class A1, 5.09% (1 mo. Term SOFR + 0.27%), 03/25/2032	1,821,675	1,748,830
Series 2002-T16, Class A4, 5.43%, 05/25/2042(a)	16,171	15,927
Series 2002-T4, Class A3, 7.50%, 12/25/2041	118,642	125,023
Fannie Mae Whole Loan
Series 1998-W2, Class A8, 6.50%, 06/25/2028	79,793	79,812
Series 2002-W8, Class A2, 7.00%, 06/25/2042	120,556	125,642
Series 2003-W1, Class 2A, 5.19%, 12/25/2042(a)(b)	13,165	12,046
Series 2003-W4, Class 3A, 4.64%, 10/25/2042(a)	109,106	116,400
Series 2003-W4, Class 4A, 5.26%, 10/25/2042(a)	78,032	79,498
Series 2004-W1, Class 3A, 5.03%, 01/25/2043(a)	70,502	66,052
Series 2004-W14, Class 1AF, 4.85% (30 day avg SOFR US + 0.51%), 07/25/2044	1,526,202	1,443,167

The accompanying notes are an integral part of these financial statements.

31

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SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Federal Home Loan Mortgage Corp.
Series 2380, Class CF, 5.06% (30 day avg SOFR US + 0.71%), 11/15/2031	$71,924	$71,667
Series 246, Class PO, Pool S0-4925, 0.00%, 05/15/2037(i)	212,654	176,178
Series 277, Class F6, 4.91% (30 day avg SOFR US + 0.56%), 09/15/2042	996,597	981,012
Series 2770, Class LO, 0.00%, 03/15/2034(i)	5,729	4,644
Series 2771, Class FM, 4.87% (30 day avg SOFR US + 0.51%), 03/15/2034	24,050	23,900
Series 2819, Class F, 4.86% (30 day avg SOFR US + 0.51%), 06/15/2034	33,390	33,247
Series 2916, Class AO, 0.00%, 01/15/2035(b)(i)	168,951	143,925
Series 3006, Class YF, 4.72% (30 day avg SOFR US + 0.37%), 07/15/2035	222,031	219,893
Series 3152, Class WF, 4.92% (30 day avg SOFR US + 0.57%), 02/15/2034	25,714	25,246
Series 3210, Class FA, 4.86% (30 day avg SOFR US + 0.51%), 09/15/2036	310,594	307,639
Series 3231, Class FA, 4.86% (30 day avg SOFR US + 0.51%), 10/15/2036	217,888	216,462
Series 3232, Class KF, 4.91% (30 day avg SOFR US + 0.56%), 10/15/2036	104,307	103,362
Series 3240, Class AF, 4.81% (30 day avg SOFR US + 0.46%), 11/15/2036	471,722	463,783
Series 3242, Class FA, 4.86% (30 day avg SOFR US + 0.51%), 11/15/2036	165,600	163,723
Series 325, Class PO, 0.00%, 03/15/2044(i)	670,637	496,462
Series 327, Class PO, 0.00%, 03/15/2044(i)	1,398,800	1,066,076
Series 3281, Class AF, 4.78% (30 day avg SOFR US + 0.43%), 02/15/2037	230,898	228,560
Series 3284, Class LF, 4.77% (30 day avg SOFR US + 0.42%), 03/15/2037	279,470	276,610
Series 3317, Class F, 4.86% (30 day avg SOFR US + 0.51%), 07/15/2036	378,396	375,910
Series 3320, Class FC, 4.63% (30 day avg SOFR US + 0.28%), 05/15/2037	22,379	22,264
Series 3378, Class FA, 5.04% (30 day avg SOFR US + 0.69%), 06/15/2037	7,060	7,039
Series 3404, Class AF, 5.32% (30 day avg SOFR US + 0.97%), 01/15/2038	49,675	49,897
Series 3417, Class EO, 0.00%, 11/15/2036(i)	111,119	88,784
Series 3423, Class PF, 5.16% (30 day avg SOFR US + 0.81%), 03/15/2038	15,495	15,504
Series 3501, Class FC, 5.61% (30 day avg SOFR US + 1.26%), 01/15/2039	724,175	736,673
Series 3567, Class F, 5.70% (30 day avg SOFR US + 1.36%), 02/15/2038	156,465	144,834
Series 3666, Class FC, 5.19% (30 day avg SOFR US + 0.84%), 05/15/2040	184,014	183,622
Series 3747, Class UF, 4.94% (30 day avg SOFR US + 0.59%), 10/15/2040	1,420,692	1,403,698
Series 3758, Class F, 4.93% (30 day avg SOFR US + 0.58%), 11/15/2040	989,541	981,457
Series 3772, Class ND, 4.50%, 11/15/2040	60,941	58,750
Series 3812, Class US, 0.37% (-2 x 30 day avg SOFR US + 9.07%), 02/15/2041(f)	78,429	63,840
Series 3815, Class DS, 0.56% (-3 x 30 day avg SOFR US + 13.61%), 02/15/2041(f)	254,483	233,685
Series 3822, Class FC, 4.87% (30 day avg SOFR US + 0.52%), 03/15/2041	494,608	491,387
Series 3835, Class FO, 0.00%, 04/15/2041(i)	2,579,713	1,999,907
Series 3954, Class PF, 4.96% (30 day avg SOFR US + 0.61%), 07/15/2041	160,225	159,440
Series 3997, Class FQ, 4.96% (30 day avg SOFR US + 0.61%), 02/15/2042	1,305,443	1,284,643
Series 4020, Class EF, 4.91% (30 day avg SOFR US + 0.56%), 02/15/2042	490,564	482,101
Series 4026, Class GA, 2.00%, 09/15/2041	291,475	273,362
Series 4032, Class WO, 0.00%, 04/15/2039(i)	200,298	156,907
Series 406, Class F15, 0.00% (30 day avg SOFR US + 1.45%), 10/25/2053	2,410,407	2,424,331
Series 406, Class F44, 5.34% (30 day avg SOFR US + 1.00%), 10/25/2053	841,151	841,945
Series 4061, Class SL, 0.00% (-2 x 30 day avg SOFR US + 6.86%), 06/15/2042(f)	44,323	20,712

The accompanying notes are an integral part of these financial statements.

32

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SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 4068, Class FA, 4.91% (30 day avg SOFR US + 0.56%), 06/15/2042	$1,605,699	$1,584,265
Series 4074, Class KF, 4.76% (30 day avg SOFR US + 0.41%), 02/15/2041	18,371	18,338
Series 4076, Class LF, 4.76% (30 day avg SOFR US + 0.41%), 07/15/2042	208,706	205,495
Series 4076, Class QB, 1.75%, 11/15/2041	48,920	47,994
Series 4087, Class FB, 4.93% (30 day avg SOFR US + 0.58%), 07/15/2042	86,784	85,613
Series 4103, Class FB, 4.91% (30 day avg SOFR US + 0.56%), 09/15/2042	1,606,491	1,580,447
Series 4108, Class FC, 4.86% (30 day avg SOFR US + 0.51%), 09/15/2042	2,426,098	2,384,406
Series 4111, Class AF, 4.86% (30 day avg SOFR US + 0.51%), 09/15/2042	1,877,957	1,844,331
Series 413, Class F44, 5.29% (30 day avg SOFR US + 0.95%), 05/25/2054	692,687	692,837
Series 4171, Class NG, 2.00%, 06/15/2042	16,784	15,320
Series 4182, Class UC, 1.50%, 09/15/2027	627	624
Series 4204, Class AB, 3.00%, 05/15/2043	58,125	45,232
Series 4347, Class EF, 4.96% (30 day avg SOFR US + 0.61%), 06/15/2054	4,821,714	4,742,275
Series 4351, Class PO, 0.00%, 06/15/2044(i)	1,167,906	879,119
Series 4378, Class FA, 4.86% (30 day avg SOFR US + 0.51%), 08/15/2044	3,051,410	2,990,468
Series 4385, Class FM, 4.86% (30 day avg SOFR US + 0.51%), 11/15/2043	2,656,574	2,611,999
Series 4400, Class FA, 4.86% (30 day avg SOFR US + 0.51%), 02/15/2041	151,955	149,740
Series 4431, Class FT, 4.86% (30 day avg SOFR US + 0.51%), 01/15/2045	1,366,960	1,341,095
Series 4436, Class FC, 4.81% (30 day avg SOFR US + 0.46%), 02/15/2045	132,360	129,518
Series 4484, Class LT, 3.50%, 09/15/2037	1,203	1,199
Series 4508, Class CF, 4.86% (30 day avg SOFR US + 0.51%), 09/15/2045	150,603	148,802
Series 4615, Class GT, 0.00% (-4 x 30 day avg SOFR US + 15.54%), 10/15/2042(f)	1,009,829	759,497
Series 4620, Class AF, 4.88% (30 day avg SOFR US + 0.55%), 11/15/2042	154,878	153,847
Series 4621, Class HK, 2.00%, 10/15/2046	141,756	115,919
Series 4628, Class KF, 4.96% (30 day avg SOFR US + 0.61%), 01/15/2055	442,107	433,669
Series 4631, Class FA, 4.96% (30 day avg SOFR US + 0.61%), 11/15/2046	448,189	441,103
Series 4663, Class PH, 2.50%, 03/15/2047	106,450	91,778
Series 4708, Class F, 4.76% (30 day avg SOFR US + 0.41%), 08/15/2047	540,453	527,398
Series 4710, Class TN, 3.00%, 08/15/2047	650,774	573,071
Series 4774, Class BF, 4.76% (30 day avg SOFR US + 0.41%), 02/15/2048	1,244,074	1,207,082
Series 4792, Class KO, 0.00%, 07/15/2043(i)	1,014,879	557,589
Series 4804, Class MF, 4.81% (30 day avg SOFR US + 0.46%), 06/15/2048	3,820,235	3,713,311
Series 4821, Class FA, 4.76% (30 day avg SOFR US + 0.41%), 07/15/2048	267,119	258,774
Series 4839, Class WO, 0.00%, 08/15/2056(i)	3,024,748	1,961,856
Series 4867, Class FA, 4.86% (30 day avg SOFR US + 0.51%), 03/15/2049	191,085	188,702
Series 4875, Class F, 4.91% (30 day avg SOFR US + 0.56%), 04/15/2049	1,791,378	1,749,526
Series 4882, Class F, 4.91% (30 day avg SOFR US + 0.56%), 05/15/2049	2,140,362	2,086,544
Series 4882, Class FA, 4.91% (30 day avg SOFR US + 0.56%), 05/15/2049	2,719,859	2,656,278
Series 4911, Class FB, 4.90% (30 day avg SOFR US + 0.56%), 09/25/2049	1,183,399	1,168,238
Series 4912, Class PA, 2.00%, 06/25/2049	161,119	132,646
Series 4913, Class UF, 4.91% (30 day avg SOFR US + 0.56%), 03/15/2049	1,444,022	1,404,812
Series 4918, Class F, 4.90% (30 day avg SOFR US + 0.56%), 10/25/2049	6,206,216	6,063,923
Series 4921, Class NB, 1.75%, 08/25/2049	232,558	190,046
Series 4929, Class FB, 4.90% (30 day avg SOFR US + 0.56%), 09/25/2049	546,116	530,798
Series 4930, Class FG, 4.90% (30 day avg SOFR US + 0.56%), 11/25/2049	562,392	547,125

The accompanying notes are an integral part of these financial statements.

33

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 4930, Class FJ, 4.90% (30 day avg SOFR US + 0.56%), 11/25/2049	$543,052	$528,376
Series 4939, Class CF, 4.95% (30 day avg SOFR US + 0.61%), 12/25/2049	1,581,933	1,555,881
Series 4942, Class OQ, 0.00%, 04/15/2053(i)	1,912,910	1,560,514
Series 4943, Class JP, 2.50%, 09/25/2049	314,757	273,096
Series 4981, Class GF, 4.85% (30 day avg SOFR US + 0.51%), 06/25/2050	1,996,776	1,955,188
Series 4981, Class JF, 4.85% (30 day avg SOFR US + 0.51%), 06/25/2050	2,376,920	2,314,063
Series 4982, Class F, 4.90% (30 day avg SOFR US + 0.56%), 06/25/2050	2,243,049	2,186,305
Series 4993, Class KF, 4.90% (30 day avg SOFR US + 0.56%), 07/25/2050	2,435,842	2,352,865
Series 4993, Class UG, 1.50%, 07/25/2050	89,570	50,773
Series 5003, Class PA, 1.50%, 08/25/2050	1,607,055	1,228,835
Series 5004, Class FM, 4.80% (30 day avg SOFR US + 0.46%), 08/25/2050	459,842	440,613
Series 5019, Class PC, 1.00%, 10/25/2050	4,495,672	3,335,490
Series 5019, Class PL, 1.00%, 10/25/2050	2,724,642	2,021,503
Series 5020, Class HA, 1.00%, 08/25/2050	764,249	578,452
Series 5031, Class FA, 4.65% (30 day avg SOFR US + 0.30%), 08/15/2043	2,066,997	2,004,472
Series 5034, Class KL, 1.25%, 11/25/2050	859,166	627,078
Series 5035, Class HM, 1.00%, 10/25/2050	353,997	172,051
Series 5037, Class QC, 2.00%, 11/25/2050	72,872	46,921
Series 5038, Class PJ, 0.75%, 10/25/2050	355,512	251,176
Series 5053, Class KC, 1.00%, 12/25/2050	2,207,692	1,545,925
Series 5056, Class P, 0.75%, 12/25/2050	16,783,704	12,516,358
Series 5058, Class LW, 1.25%, 01/25/2051	96,630	45,744
Series 5058, Class PM, 0.75%, 12/25/2050	1,864,014	1,341,722
Series 5060, Class DP, 1.00%, 11/25/2050	3,091,840	2,287,132
Series 5060, Class EP, 1.00%, 12/25/2050	2,764,250	2,046,186
Series 5062, Class PA, 1.25%, 01/25/2051	1,524,092	1,135,354
Series 5068, Class AB, 1.00%, 11/25/2050	1,028,397	773,863
Series 5068, Class GE, 1.00%, 11/25/2050	358,482	282,931
Series 5070, Class EP, 1.00%, 09/25/2050	3,274,409	2,403,951
Series 5071, Class GP, 2.00%, 02/25/2051	370,781	308,076
Series 5078, Class GJ, 0.75%, 02/25/2051	545,095	395,896
Series 5081, Class DC, 1.00%, 03/25/2051	1,076,878	769,625
Series 5085, Class LC, 0.75%, 03/25/2051	208,775	146,047
Series 5087, Class PD, 0.75%, 03/25/2051	1,265,973	915,238
Series 5092, Class AS, 2.00%, 04/25/2051	37,034	18,787
Series 5101, Class CE, 1.00%, 02/25/2051	1,214,004	874,543
Series 5119, Class AB, 1.50%, 08/25/2049	398,435	315,654
Series 5131, Class TG, 1.00%, 04/25/2049	86,070	70,553
Series 5132, Class PA, 1.00%, 08/25/2051	1,220,410	975,753
Series 5139, Class DM, 1.25%, 02/25/2051	763,189	623,515
Series 5151, Class GC, 1.50%, 10/25/2051	83,631	33,690
Series 5151, Class LT, 1.50%, 04/25/2051	1,540,674	1,244,662
Series 5151, Class WN, 2.00%, 10/25/2050	117,043	90,219
Series 5153, Class PA, 1.00%, 10/25/2051	540,198	435,537
Series 5181, Class EA, 1.88%, 05/25/2050	11,711,484	9,390,682
Series 5315, Class OQ, 0.00%, 01/25/2055(i)	395,794	321,162

The accompanying notes are an integral part of these financial statements.

34

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 5328, Class JY, 0.25%, 09/25/2050	$680,242	$458,213
Series 5338, Class FH, 4.76% (30 day avg SOFR US + 0.41%), 04/15/2045	565,727	553,488
Series 5473, Class FA, 5.44% (30 day avg SOFR US + 1.10%), 11/25/2054	278,132	277,048
Series 5498, Class FC, 5.49% (30 day avg SOFR US + 1.15%), 01/25/2055	592,175	594,687
Series T-42, Class A5, 7.50%, 02/25/2042	123,534	130,794
Series T-76, Class 2A, 2.35%, 10/25/2037(a)	297,612	267,447
Federal National Mortgage Association
Series 2002-26, Class A3, 5.21%, 06/25/2041(a)	573,558	572,972
Series 2002-8, Class FE, 5.20% (30 day avg SOFR US + 0.86%), 03/25/2032	34,174	34,270
Series 2002-9, Class FB, 5.20% (30 day avg SOFR US + 0.86%), 03/25/2032	35,006	34,269
Series 2003-25, Class KP, 5.00%, 04/25/2033	5,735	5,689
Series 2004-25, Class FA, 4.85% (30 day avg SOFR US + 0.51%), 04/25/2034	19,386	19,305
Series 2004-51, Class XO, 0.00%, 07/25/2034(i)	300,808	262,114
Series 2005-66, Class FD, 4.75% (30 day avg SOFR US + 0.41%), 07/25/2035	85,674	84,730
Series 2005-82, Class FY, 4.72% (30 day avg SOFR US + 0.38%), 09/25/2035	272,387	269,927
Series 2006-101, Class FD, 4.75% (30 day avg SOFR US + 0.41%), 07/25/2036	44,012	43,413
Series 2006-115, Class AF, 4.69% (30 day avg SOFR US + 0.35%), 12/25/2036	63,933	62,921
Series 2006-118, Class A1, 4.53% (30 day avg SOFR US + 0.17%), 12/25/2036	1,250,527	1,220,730
Series 2006-20, Class GF, 4.80% (30 day avg SOFR US + 0.46%), 04/25/2036	104,226	103,431
Series 2006-23, Class BD, 1.00%, 04/25/2036	335,084	290,972
Series 2006-42, Class CF, 4.90% (30 day avg SOFR US + 0.56%), 06/25/2036	75,473	75,002
Series 2006-72, Class TE, 4.75% (30 day avg SOFR US + 0.41%), 08/25/2036	68,853	68,081
Series 2006-90, Class BO, 0.00%, 09/25/2036(i)	445,884	387,052
Series 2006-94, Class GF, 4.80% (30 day avg SOFR US + 0.46%), 10/25/2026	137,303	137,267
Series 2007-109, Class NF, 5.00% (30 day avg SOFR US + 0.66%), 12/25/2037	249,050	247,734
Series 2007-117, Class MF, 5.15% (30 day avg SOFR US + 0.81%), 01/25/2038	87,168	86,718
Series 2007-43, Class EB, 4.68% (30 day avg SOFR US + 0.34%), 05/25/2037	341,224	335,877
Series 2007-65, Class KF, 4.83% (30 day avg SOFR US + 0.49%), 07/25/2037	25,518	25,320
Series 2007-91, Class JF, 5.05% (30 day avg SOFR US + 0.71%), 10/25/2037	199,104	198,469
Series 2007-95, Class A2, 5.65% (30 day avg SOFR US + 0.36%), 08/27/2036	2,578,187	2,588,552
Series 2007-96, Class AF, 5.17% (30 day avg SOFR US + 0.83%), 06/25/2037	98,006	97,988
Series 2009-106, Class FA, 5.20% (30 day avg SOFR US + 0.86%), 01/25/2040	395,500	396,377
Series 2010-141, Class FB, 4.92% (30 day avg SOFR US + 0.58%), 12/25/2040	352,508	349,708
Series 2010-61, Class PO, 0.00%, 03/25/2040(i)	117,469	93,544
Series 2010-68, Class FA, 5.45% (30 day avg SOFR US + 1.11%), 07/25/2040	286,642	283,775
Series 2011-118, Class CF, 4.95% (30 day avg SOFR US + 0.61%), 10/25/2039	36,759	36,641
Series 2011-126, Class WA, 2.50%, 12/25/2041	170,012	139,329
Series 2011-130, Class KO, 0.00%, 12/25/2041(i)	115,029	90,604
Series 2011-40, Class SB, 0.00% (-3 x 30 day avg SOFR US + 9.91%), 11/25/2040(f)	42,394	31,045
Series 2011-51, Class FM, 5.10% (30 day avg SOFR US + 0.76%), 06/25/2041	773,811	769,106
Series 2011-55, Class FH, 4.89% (30 day avg SOFR US + 0.55%), 06/25/2041	832,368	827,367
Series 2011-57, Class FE, 4.90% (30 day avg SOFR US + 0.56%), 07/25/2041	3,076,355	3,050,935
Series 2011-57, Class FT, 4.90% (30 day avg SOFR US + 0.56%), 07/25/2041	2,269,481	2,243,094
Series 2011-59, Class FA, 5.05% (30 day avg SOFR US + 0.71%), 07/25/2041	476,167	474,139
Series 2011-63, Class FA, 5.03% (30 day avg SOFR US + 0.69%), 07/25/2041	498,639	496,245
Series 2011-71, Class FA, 5.07% (30 day avg SOFR US + 0.73%), 12/25/2036	162,386	162,242

The accompanying notes are an integral part of these financial statements.

35

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2011-86, Class NF, 5.00% (30 day avg SOFR US + 0.66%), 09/25/2041	$184,597	$183,745
Series 2011-96, Class PF, 4.95% (30 day avg SOFR US + 0.61%), 10/25/2041	1,420,885	1,403,703
Series 2012-103, Class NF, 4.85% (30 day avg SOFR US + 0.51%), 09/25/2042	810,408	799,433
Series 2012-120, Class QB, 2.50%, 08/25/2042	50,000	40,685
Series 2012-128, Class HS, 0.00% (-2 x 30 day avg SOFR US + 5.83%), 11/25/2042(f)	148,366	101,717
Series 2012-14, Class FL, 4.90% (30 day avg SOFR US + 0.56%), 12/25/2040	25,072	25,059
Series 2012-146, Class QA, 1.00%, 01/25/2043	66,105	56,042
Series 2012-15, Class KB, 3.50%, 03/25/2042	70,000	62,703
Series 2012-39, Class FK, 4.95% (30 day avg SOFR US + 0.61%), 04/25/2042	530,137	525,363
Series 2012-40, Class LX, 0.00% (-2 x 30 day avg SOFR US + 6.69%), 04/25/2042(f)	203,214	123,693
Series 2012-6, Class F, 4.95% (30 day avg SOFR US + 0.61%), 02/25/2042	711,049	703,146
Series 2012-65, Class FB, 4.97% (30 day avg SOFR US + 0.63%), 06/25/2042	216,057	213,495
Series 2012-66, Class FB, 4.90% (30 day avg SOFR US + 0.56%), 06/25/2042	1,552,564	1,523,677
Series 2012-70, Class FA, 4.90% (30 day avg SOFR US + 0.56%), 07/25/2042	706,947	699,280
Series 2012-71, Class FL, 4.95% (30 day avg SOFR US + 0.61%), 07/25/2042	153,483	151,488
Series 2012-72, Class FQ, 4.95% (30 day avg SOFR US + 0.61%), 07/25/2042	278,184	273,740
Series 2012-79, Class FM, 4.90% (30 day avg SOFR US + 0.56%), 07/25/2042	81,961	80,830
Series 2012-80, Class FM, 4.95% (30 day avg SOFR US + 0.61%), 08/25/2042	5,681,029	5,609,105
Series 2012-80, Class NA, 2.75%, 06/25/2042	187,021	169,903
Series 2012-90, Class ZJ, 1.50%, 03/25/2042	961,620	870,926
Series 2012-93, Class FC, 4.85% (30 day avg SOFR US + 0.51%), 09/25/2042	1,711,076	1,673,391
Series 2013-2, Class AZ, 2.00%, 02/25/2043	150,268	120,693
Series 2013-31, Class PY, 2.50%, 02/25/2043	96,155	80,113
Series 2013-34, Class PF, 4.80% (30 day avg SOFR US + 0.46%), 08/25/2042	186,145	184,452
Series 2013-50, Class US, 0.00% (-1 x 30 day avg SOFR US + 3.89%), 05/25/2043(f)	639,553	318,089
Series 2013-57, Class FN, 4.80% (30 day avg SOFR US + 0.46%), 06/25/2043	1,113,120	1,094,086
Series 2013-58, Class FY, 4.70% (30 day avg SOFR US + 0.36%), 02/25/2043	911,712	892,889
Series 2013-68, Class NA, 1.00%, 03/25/2042	178,159	150,403
Series 2013-83, Class US, 0.55% (-1 x 30 day avg SOFR US + 4.89%), 08/25/2043(f)	160,197	108,797
Series 2013-97, Class JF, 4.80% (30 day avg SOFR US + 0.46%), 04/25/2038	376,605	372,494
Series 2013-98, Class PO, 0.00%, 09/25/2043(i)	1,725,733	1,317,160
Series 2014-17, Class PF, 4.85% (30 day avg SOFR US + 0.51%), 04/25/2044	1,517,278	1,490,393
Series 2014-61, Class PO, 0.00%, 05/25/2043(i)	1,156,889	596,154
Series 2014-63, Class FL, 4.85% (30 day avg SOFR US + 0.51%), 10/25/2044	1,219,160	1,200,175
Series 2014-73, Class FA, 4.80% (30 day avg SOFR US + 0.46%), 11/25/2044	4,020,225	3,943,017
Series 2015-27, Class HA, 3.00%, 03/25/2044	22,475	21,722
Series 2015-32, Class FA, 4.75% (30 day avg SOFR US + 0.41%), 05/25/2045	218,044	212,840
Series 2015-48, Class FB, 4.75% (30 day avg SOFR US + 0.41%), 07/25/2045	259,446	253,369
Series 2015-73, Class ES, 0.00% (-2 x 30 day avg SOFR US + 9.07%), 10/25/2045(f)	198,408	121,711
Series 2016-106, Class EF, 4.95% (30 day avg SOFR US + 0.61%), 01/25/2047	5,506,932	5,417,037
Series 2016-50, Class PC, 2.00%, 08/25/2046	636,454	518,111
Series 2016-60, Class UF, 4.85% (30 day avg SOFR US + 0.51%), 09/25/2046	376,585	372,650

The accompanying notes are an integral part of these financial statements.

36

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-39, Class FT, 4.85% (30 day avg SOFR US + 0.51%), 05/25/2047	$2,107,089	$2,062,852
Series 2017-51, Class FC, 4.80% (30 day avg SOFR US + 0.46%), 07/25/2047	1,277,863	1,248,905
Series 2018-11, Class KA, 3.00%, 03/25/2048	1,001,469	880,169
Series 2018-22, Class FJ, 4.75% (30 day avg SOFR US + 0.41%), 04/25/2048	141,518	137,009
Series 2018-32, Class FC, 4.75% (30 day avg SOFR US + 0.41%), 05/25/2048	2,523,132	2,443,164
Series 2018-35, Class FA, 4.75% (30 day avg SOFR US + 0.41%), 05/25/2048	1,957,514	1,895,743
Series 2018-39, Class FG, 4.70% (30 day avg SOFR US + 0.36%), 11/25/2033	773,566	765,101
Series 2018-4, Class FM, 4.75% (30 day avg SOFR US + 0.41%), 02/25/2048	843,865	817,362
Series 2018-45, Class FT, 4.75% (30 day avg SOFR US + 0.41%), 06/25/2048	830,900	805,778
Series 2018-76, Class FN, 4.80% (30 day avg SOFR US + 0.46%), 10/25/2048	3,781,588	3,673,726
Series 2018-94, Class FA, 4.85% (30 day avg SOFR US + 0.51%), 01/25/2049	620,535	604,361
Series 2019-1, Class NF, 4.90% (30 day avg SOFR US + 0.56%), 02/25/2049	2,130,203	2,083,934
Series 2019-12, Class FB, 4.90% (30 day avg SOFR US + 0.56%), 04/25/2049	236,444	230,924
Series 2019-17, Class JF, 4.85% (30 day avg SOFR US + 0.51%), 04/25/2049	5,683,930	5,579,257
Series 2019-20, Class ND, 2.50%, 05/25/2049	315,681	261,440
Series 2019-20, Class NE, 2.75%, 05/25/2049	402,493	349,760
Series 2019-24, Class NJ, 2.50%, 05/25/2049	1,108,152	949,993
Series 2019-33, Class FB, 4.90% (30 day avg SOFR US + 0.56%), 07/25/2049	148,745	145,226
Series 2019-34, Class KP, 2.50%, 07/25/2049	61,585	51,435
Series 2019-43, Class FC, 4.85% (30 day avg SOFR US + 0.51%), 08/25/2049	254,451	249,661
Series 2019-46, Class FG, 4.85% (30 day avg SOFR US + 0.51%), 08/25/2049	246,670	243,530
Series 2019-48, Class ML, 3.00%, 09/25/2049	75,990	51,729
Series 2019-57, Class FG, 4.90% (30 day avg SOFR US + 0.56%), 10/25/2049	5,562,606	5,465,595
Series 2019-62, Class FA, 4.95% (30 day avg SOFR US + 0.61%), 11/25/2059	982,178	967,218
Series 2019-68, Class FD, 4.95% (30 day avg SOFR US + 0.61%), 11/25/2049	2,700,462	2,629,744
Series 2019-69, Class FA, 4.95% (30 day avg SOFR US + 0.61%), 12/25/2049	682,778	670,511
Series 2019-8, Class FA, 4.90% (30 day avg SOFR US + 0.56%), 03/25/2049	773,309	762,605
Series 2019-81, Class FJ, 4.95% (30 day avg SOFR US + 0.61%), 01/25/2050	2,239,461	2,187,205
Series 2020-48, Class DA, 2.00%, 07/25/2050	665,083	554,306
Series 2020-49, Class GA, 1.50%, 02/25/2049	363,400	294,532
Series 2020-70, Class JC, 1.25%, 10/25/2050	6,619,765	4,876,371
Series 2020-71, Class KU, 1.00%, 10/25/2050	95,471	51,540
Series 2020-75, Class ND, 1.25%, 10/25/2050	2,075,504	1,475,739
Series 2020-75, Class PB, 1.00%, 11/25/2050	3,490,875	2,711,247
Series 2020-78, Class CA, 2.00%, 10/25/2044	30,708	27,838
Series 2020-80, Class JF, 4.64% (30 day avg SOFR US + 0.30%), 11/25/2050	1,465,562	1,394,394
Series 2020-80, Class MA, 1.00%, 11/25/2050	3,293,924	2,348,181
Series 2020-81, Class PB, 1.00%, 03/25/2050	2,209,510	1,693,154
Series 2020-81, Class PC, 1.25%, 03/25/2050	1,473,007	1,149,358
Series 2020-92, Class PH, 1.00%, 02/25/2050	3,341,357	2,467,498
Series 2020-96, Class NW, 1.00%, 01/25/2051	514,441	380,319
Series 2021-15, Class HD, 1.00%, 04/25/2051	2,005,357	1,424,766
Series 2021-15, Class HN, 1.00%, 04/25/2051	376,004	275,196
Series 2021-2, Class HB, 1.00%, 02/25/2051	679,658	504,394
Series 2021-56, Class HE, 1.25%, 09/25/2051	482,062	405,454
Series 2021-58, Class LD, 1.50%, 03/25/2051	1,508,747	1,270,440

The accompanying notes are an integral part of these financial statements.

37

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2021-65, Class GA, 2.00%, 07/25/2049	$73,404	$60,315
Series 2021-66, Class HB, 2.00%, 10/25/2051	93,732	83,173
Series 2021-69, Class LK, 1.50%, 05/25/2051	1,454,449	1,201,710
Series 2021-72, Class JC, 1.25%, 05/25/2051	792,528	663,514
Series 2021-75, Class PB, 1.50%, 11/25/2051	1,534,384	1,288,253
Series 2021-87, Class NC, 1.50%, 11/25/2051	1,542,968	1,253,239
Series 2021-87, Class QA, 2.00%, 12/25/2051	49,322	30,538
Series 2021-87, Class QC, 2.00%, 12/25/2051	315,287	192,142
Series 2021-87, Class WM, 2.00%, 12/25/2051	61,000	35,834
Series 2021-93, Class CG, 2.00%, 03/25/2047	2,346,720	2,000,471
Series 2021-94, Class KU, 2.00%, 12/25/2051	97,534	57,137
Series 2022-17, Class YE, 3.50%, 04/25/2052	69,000	61,140
Series 2022-22, Class HA, 2.50%, 03/25/2043	736,348	687,064
Series 2022-66, Class CA, 4.50%, 10/25/2052	33,025	32,153
Series 2023-36, Class AO, 0.00%, 08/25/2050(i)	245,536	175,846
Series 2023-38, Class FD, 5.22% (30 day avg SOFR US + 0.86%), 10/25/2039	1,422,217	1,414,698
Series 2023-53, Class FH, 6.14% (30 day avg SOFR US + 1.80%), 11/25/2053	3,133,773	3,163,638
Series 2023-56, Class FA, 5.74% (30 day avg SOFR US + 1.40%), 11/25/2053	649,937	655,348
Series 2024-103, Class FE, 5.64% (30 day avg SOFR US + 1.30%), 01/25/2055	379,614	380,477
Series 2024-15, Class FD, 5.69% (30 day avg SOFR US + 1.35%), 04/25/2054	394,515	396,534
Series 2024-40, Class FC, 5.24% (30 day avg SOFR US + 0.90%), 05/25/2054	844,463	841,807
Series 399, Class 1, 0.00%, 11/25/2039(i)	1,449,294	1,146,936
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.50%, 05/25/2047	21,731	19,112
Government National Mortgage Association
Series 2004-63, Class FL, 4.78% (1 mo. Term SOFR + 0.46%), 08/16/2034	37,539	37,357
Series 2007-17, Class CF, 4.68% (1 mo. Term SOFR + 0.36%), 04/16/2037	153,170	151,815
Series 2007-26, Class FD, 4.63% (1 mo. Term SOFR + 0.31%), 05/16/2037	1,791,975	1,785,780
Series 2009-14, Class FA, 5.35% (1 mo. Term SOFR + 1.03%), 03/20/2039	796,706	800,137
Series 2009-40, Class PO, 0.00%, 06/20/2039(i)	471,529	371,529
Series 2010-147, Class PG, 3.50%, 05/20/2040	29,510	29,202
Series 2010-42, Class OP, 0.00%, 04/20/2040(i)	1,123,955	886,876
Series 2011-135, Class FN, 4.83% (1 mo. Term SOFR + 0.51%), 10/16/2041	248,565	245,216
Series 2011-151, Class DL, 3.00%, 06/16/2041	78,500	70,941
Series 2011-151, Class FD, 4.83% (1 mo. Term SOFR + 0.51%), 06/16/2041	1,786,291	1,764,323
Series 2011-151, Class FJ, 4.78% (1 mo. Term SOFR + 0.46%), 11/20/2041	432,062	427,087
Series 2011-151, Class GF, 4.83% (1 mo. Term SOFR + 0.51%), 11/20/2041	1,355,517	1,337,662
Series 2011-75, Class PO, 0.00%, 05/20/2041(i)	176,143	152,635
Series 2011-83, Class F, 4.81% (1 mo. Term SOFR + 0.49%), 06/20/2041	1,044,300	1,031,119
Series 2012-106, Class QD, 1.50%, 07/20/2042	61,062	53,565
Series 2012-21, Class QF, 4.78% (1 mo. Term SOFR + 0.46%), 02/20/2042	911,732	903,840
Series 2012-40, Class PW, 4.00%, 01/20/2042	130,424	127,238
Series 2012-84, Class QD, 2.00%, 07/16/2042	45,290	38,883
Series 2012-96, Class FQ, 4.83% (1 mo. Term SOFR + 0.51%), 08/20/2042	559,264	557,282
Series 2013-131, Class PF, 4.78% (1 mo. Term SOFR + 0.46%), 09/16/2043	437,103	430,793
Series 2013-169, Class EZ, 3.25%, 11/16/2043(g)	79,453	69,797
Series 2013-64, Class NF, 4.68% (1 mo. Term SOFR + 0.36%), 04/20/2043	320,518	316,214

The accompanying notes are an integral part of these financial statements.

38

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2013-72, Class DA, 2.04%, 11/16/2047	$130,000	$93,407
Series 2014-2, Class BK, 0.00%, 04/16/2040(i)	201,245	156,176
Series 2014-21, Class DA, 2.00%, 04/16/2026	1,289	1,286
Series 2014-94, Class CA, 1.75%, 01/20/2044	50,255	43,624
Series 2015-126, Class GS, 0.00% (-2 x 1 mo. Term SOFR + 9.07%), 09/20/2045(f)	357,665	222,678
Series 2015-159, Class DW, 0.00% (-3 x 1 mo. Term SOFR + 7.79%), 08/20/2045(f)	80,670	50,872
Series 2015-53, Class KC, 3.00%, 04/16/2045	58,514	43,735
Series 2016-H24, Class F, 5.27% (1 mo. Term SOFR + 0.96%), 11/20/2066	115,006	115,679
Series 2017-39, Class BD, 2.50%, 06/20/2045	150,484	145,721
Series 2018-138, Class FB, 4.73% (1 mo. Term SOFR + 0.41%), 10/20/2048	2,460,502	2,386,348
Series 2018-14, Class FB, 4.68% (1 mo. Term SOFR + 0.36%), 01/20/2048	2,983,135	2,917,300
Series 2018-168, Class KF, 4.78% (1 mo. Term SOFR + 0.46%), 12/20/2048	3,113,505	3,032,284
Series 2018-77, Class FA, 4.73% (1 mo. Term SOFR + 0.41%), 06/20/2048	852,062	826,340
Series 2019-23, Class FT, 4.88% (1 mo. Term SOFR + 0.56%), 02/20/2049	1,583,530	1,548,668
Series 2019-23, Class NE, 3.50%, 11/20/2048	566,060	527,141
Series 2019-33, Class F, 4.88% (1 mo. Term SOFR + 0.56%), 03/20/2049	354,992	347,438
Series 2019-42, Class FG, 4.83% (1 mo. Term SOFR + 0.51%), 09/20/2039	9,607,422	9,513,711
Series 2019-43, Class CF, 4.88% (1 mo. Term SOFR + 0.56%), 04/20/2049	11,696,709	11,416,381
Series 2019-43, Class FB, 4.88% (1 mo. Term SOFR + 0.56%), 04/20/2049	7,951,097	7,774,519
Series 2019-43, Class SQ, 1.62% (-1 x 1 mo. Term SOFR + 5.94%), 04/20/2049(e)(f)	2,201,814	175,180
Series 2019-5, Class BO, 0.00%, 12/20/2039(i)	132,392	100,863
Series 2019-86, Class FE, 4.83% (1 mo. Term SOFR + 0.51%), 07/20/2049	1,957,271	1,925,528
Series 2019-89, Class FH, 4.83% (1 mo. Term SOFR + 0.51%), 07/20/2049	7,034,168	6,850,935
Series 2019-90, Class AF, 4.83% (1 mo. Term SOFR + 0.51%), 07/20/2049	412,639	401,357
Series 2019-98, Class KF, 4.88% (1 mo. Term SOFR + 0.56%), 08/20/2049	3,048,923	2,972,143
Series 2020-134, Class AP, 1.00%, 09/20/2050	2,447,448	1,974,116
Series 2020-134, Class AQ, 1.00%, 09/20/2050	3,059,310	2,467,645
Series 2020-134, Class XJ, 1.00%, 09/20/2050	199,999	86,885
Series 2020-149, Class BP, 1.00%, 10/20/2050	2,246,596	1,705,114
Series 2020-149, Class JT, 1.00%, 10/20/2050	3,417,707	2,700,288
Series 2020-149, Class UY, 2.00%, 10/20/2050	151,103	86,233
Series 2020-160, Class KQ, 1.50%, 10/20/2050	95,385	58,270
Series 2020-165, Class UC, 1.25%, 11/20/2050	645,931	490,514
Series 2020-183, Class HX, 1.00%, 12/20/2049	48,000	23,998
Series 2020-191, Class PC, 1.00%, 12/20/2050	3,692,867	2,948,207
Series 2021-139, Class QO, 0.00%, 09/20/2049(i)	881,942	377,079
Series 2021-160, Class MA, 1.00%, 01/20/2050	435,174	336,770
Series 2021-66, Class DU, 2.00%, 04/20/2051	40,732	23,964
Series 2021-77, Class LC, 1.25%, 07/20/2050	741,497	574,374
Series 2021-98, Class IY, 3.00%, 06/20/2051(e)	133,142	17,948
Series 2022-154, Class FC, 4.89% (30 day avg SOFR US + 0.55%), 09/20/2052	2,694,921	2,625,281
Series 2022-24, Class UA, 2.50%, 02/20/2052	76,892	57,548
Series 2023-101, Class KO, 0.00%, 01/20/2051(i)	921,989	623,553

The accompanying notes are an integral part of these financial statements.

39

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2023-117, Class FA, 5.59% (30 day avg SOFR US + 1.25%), 08/20/2053	$604,375	$605,915
Series 2023-134, Class F, 5.34% (30 day avg SOFR US + 1.00%), 08/20/2053	222,982	221,973
Series 2024-144, Class FD, 5.49% (30 day avg SOFR US + 1.15%), 09/20/2054	224,522	224,068
Series 2024-19, Class JF, 5.39% (30 day avg SOFR US + 1.05%), 02/20/2054	599,863	601,379
Series 2024-30, Class CF, 5.59% (30 day avg SOFR US + 1.25%), 02/20/2054	497,452	498,465
Series 2024-51, Class FL, 5.24% (30 day avg SOFR US + 0.90%), 03/20/2054	130,676	130,399
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $348,020,962)		350,175,028
U.S. TREASURY SECURITIES - 10.8%
STRIPS, 0.00%, 11/15/2044(k)	10,000,000	3,869,073
United States Treasury Floating Rate Note
4.42% (3 Month US Treasury Money Market Yield + 0.17%), 04/30/2025	10,000,000	9,999,965
4.38% (3 Month US Treasury Money Market Yield + 0.13%), 07/31/2025	16,000,000	16,002,958
4.42% (3 Month US Treasury Money Market Yield + 0.17%), 10/31/2025	15,000,000	15,010,481
4.50% (3 Month US Treasury Money Market Yield + 0.25%), 01/31/2026	10,000,000	10,013,932
4.40% (3 Month US Treasury Money Market Yield + 0.15%), 04/30/2026	23,000,000	23,010,990
4.43% (3 Month US Treasury Money Market Yield + 0.18%), 07/31/2026	11,000,000	11,012,785
4.46% (3 Month US Treasury Money Market Yield + 0.21%), 10/31/2026	15,000,000	15,021,502
4.35% (3 Month US Treasury Money Market Yield + 0.10%), 01/31/2027	20,000,000	19,991,316
United States Treasury Inflation Indexed Bonds, 0.13%, 04/15/2025	24,597,000	24,620,841
TOTAL U.S. TREASURY SECURITIES (Cost $148,332,177)		148,553,843
MORTGAGE SECURED NOTES - 0.0%(l)
Korth Direct Mortgage, Inc., Series 2021 B, 12.50%, 01/25/2027(b)(d)	800,000(h)	0(h)
TOTAL MORTGAGE SECURED NOTES (Cost $800,000)		0(h)
	Shares
SHORT-TERM INVESTMENTS - 15.5%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.27%(m)	4,496,811	4,496,811
	Par
U.S. Treasury Bills - 15.2%
4.36%, 04/01/2025(k)	$35,000,000	35,000,000
4.29%, 04/03/2025(k)	6,000,000	5,998,588
4.24%, 04/15/2025(k)	25,000,000	24,958,705
4.24%, 05/06/2025(k)	10,000,000	9,958,763
4.24%, 05/13/2025(k)	25,000,000	24,876,742
4.24%, 05/27/2025(k)	11,000,000	10,927,483
4.22%, 06/20/2025(k)	25,000,000	24,766,711
4.23%, 07/15/2025(k)	25,000,000	24,694,552

The accompanying notes are an integral part of these financial statements.

40

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
U.S. Treasury Bills - (Continued)
4.26%, 08/28/2025(k)	$24,000,000	$23,591,616
4.19%, 09/18/2025(k)	25,000,000	24,517,153
		209,290,313
TOTAL SHORT-TERM INVESTMENTS (Cost $213,783,148)		213,787,124
TOTAL INVESTMENTS - 100.3% (Cost $1,502,061,939)		$1,385,575,301
Liabilities in Excess of Other Assets - (0.3)%		(3,838,673)
TOTAL NET ASSETS - 100.0%		$1,381,736,628

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
Ent 11th COFI Repl- Enterprise 11th District COFI Replacement Index
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PO - Principal Only
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $23,453,174 or 1.4% of net assets as of March 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $111,961,611 or 8.1% of the Fund’s net assets.

(e)	Interest only security.
(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of March 31, 2025.

(h)	Rounds to zero.
(i)	Principal only security.
(j)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(k)	The rate shown is the annualized effective yield as of March 31, 2025.
(l)	Represents less than 0.05% of net assets.
(m)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

41

Regan Total Return Income Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

ASSETS
Investments, at value (cost $1,425,156,600)	$1,385,575,301
Receivable for investments sold	121,901,047
Interest Receivable	5,220,494
Receivable for capital shares sold	1,351,169
Other assets	41,267
Total assets	1,514,089,278
LIABILITIES
Payable for capital shares redeemed	2,422,986
Payable for investments purchased	128,070,955
Payable for distributions	11
Distribution fees - Investor Class	26,287
Payable to Advisor	927,527
Payable for professional fees	16,357
Payable for administration and accounting	479,654
Payable for directors fees	8,372
Payable to custodian	55,118
Payable for transfer agent fees	84,833
Payable for loan interest expense	524
Accrued shareholder servicing fees	207,936
Accrued expenses and other liabilities	52,090
Total liabilities	132,352,650
NET ASSETS	$ 1,381,736,628
Components of Net Assets
Paid-in capital	$1,304,309,684
Total distributable earnings	77,426,944
Net assets	$1,381,736,628
Institutional Class:
Net assets	$1,248,942,918
Shares outstanding (unlimited number of shares authorized, no par value)	131,463,536
Net asset value, offering and redemption price per share	$9.50
Investor Class:
Net assets	$132,793,710
Shares outstanding (unlimited number of shares authorized, no par value)	13,865,315
Net asset value, offering and redemption price per share	$9.58

The accompanying notes are an integral part of these financial statements.

42

REGAN TOTAL RETURN INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME
Interest income	$35,791,904
EXPENSES
Advisory fees	4,811,252
Administration fees (Note 3)	495,869
Shareholder servicing fees (Note 6)	274,960
Registration fees	111,012
Distribution fees - Investor Class (Note 7)	99,410
Transfer agent fees and expenses (Note 3)	86,300
Custody fees (Note 3)	66,400
Shareholder reporting fees	15,088
Audit fees	13,100
Legal fees	11,548
Trustees’ fees	7,879
Insurance expense	7,553
Compliance fees (Note 3)	5,984
Miscellaneous expenses	3,346
Total expenses	6,009,701
Plus: Fees recaptured by Advisor (Note 3)	(97,237)
Net Expenses	5,912,464
Net investment income	29,879,440
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on Investments	(6,268,611)
Change in unrealized appreciation/depreciation on investments	9,954,866
Net realized and unrealized gain on investments	3,686,255
NET INCREASE IN NET ASSETS FROM OPERATIONS	$33,565,695

The accompanying notes are an integral part of these financial statements.

43

REGAN TOTAL RETURN INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS
Net investment income	$29,879,440	$39,833,655
Net realized gain (loss) on investments	(6,268,611)	2,056,397
Change in unrealized appreciation/depreciation on investments	9,954,866	26,598,679
Net increase (decrease) in net assets from operations	33,565,695	68,488,731
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Class	(25,370,638)	(39,831,749)
Investor Class	(2,064,998)	(2,863,564)
Net realized gain on investments
Investor Class	(436,897)	—
Institutional Class	(6,478,494)	—
Total distributions to shareholders	(34,351,027)	(42,695,313)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Institutional Class	536,512,982	557,602,426
Investor Class	97,941,826	63,336,460
Proceeds from shares reinvested
Institutional Class	26,766,227	32,735,785
Investor Class	2,303,852	2,715,396
Cost of shares redeemed
Institutional Class	(119,586,307)	(212,726,227)
Investor Class	(35,357,418)	(18,279,371)
Net increase in net assets from capital share transactions	508,581,162	425,384,469
Total increase in net assets	507,795,830	451,177,887
NET ASSETS
Beginning of year	873,940,798	422,762,911
End of year	$ 1,381,736,628	$873,940,798
CAPITAL SHARES TRANSACTIONS
Institutional Class
Shares sold	56,552,624	59,677,114
Shares reinvested	2,845,828	3,488,634
Shares redeemed	(12,618,373)	(22,709,236)
Net increase in shares outstanding	46,780,079	40,456,512
Investor Class
Shares sold	10,232,086	6,731,133
Shares reinvested	242,578	287,006
Shares redeemed	(3,692,858)	(1,920,975)
Net increase in shares outstanding	6,781,806	5,097,164

The accompanying notes are an integral part of these financial statements.

44

REGAN TOTAL RETURN INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a capital share outstanding throughout each period presented:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30,
		2024	2023	2022	2021(1)
Net asset value, beginning of period	$9.52	$9.14	$9.29	$10.27	$10.00
GAIN FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.26	0.58	0.99	0.74	0.95
Net realized and unrealized gain (loss) on investments	—	0.38	(0.58)	(0.89)	0.49
Total gain (loss) from investment operations	0.26	0.96	0.41	(0.15)	1.44
LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.58)	(0.56)	(0.45)	(0.82) (3)
From net realized gain on investments	(0.06)	—	—	(0.02)	(0.06)
From return of capital	—	—	—	(0.36)	(0.29) (3)
Total distributions	(0.28)	(0.58)	(0.56)	(0.83)	(1.17)
Net asset value, end of period	$ 9.50	$9.52	$9.14	$9.29	$10.27
Total return(4)	6.42%	10.71%	4.52%	(1.65)%	14.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,248,943	$805,987	$404,455	$180,600	$52,283
Ratio of expenses to average net assets
Before fees waived, reimbursed and recouped by the Advisor(5)	1.09%	1.19%	1.27%	1.40%	2.56%
After fees waived, reimbursed and recouped by the Advisor(5)	1.07%	1.24%	1.30%	1.30%	1.28%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the Advisor(5)	5.46%	6.06%	10.62%	7.61%	9.15%
Portfolio turnover rate(4)(6)	13.20%	28.96%	22.39%	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Amount does not accord to the Fund's annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

(4)	Not annualized.
(5)	Annualized
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

45

REGAN TOTAL RETURN INCOME FUND
FINANCIAL HIGHLIGHTS
Investor Class
For a capital share outstanding throughout each period presented:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30,
		2024	2023	2022	2021(1)
Net asset value, beginning of period	$9.59	$9.22	$9.36	$10.36	$10.00
GAIN FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.24	0.56	0.99	0.72	1.03
Net realized and unrealized gain (loss) on investments	0.02	0.37	(0.59)	(0.90)	0.41
Total gain (loss) from investment operations	0.26	0.93	0.40	(0.18)	1.44
LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.56)	(0.54)	(0.44)	(0.75)(3)
From net realized gain on investments	(0.06)	—	—	(0.02)	(0.06) (3)
From return of capital	—	—	—	(0.36)	(0.27)
Total distributions	(0.27)	(0.56)	(0.54)	(0.82)	(1.08)
Net asset value, end of period	$ 9.58	$9.59	$9.22	$9.36	$10.36
Total return(4)	6.32%	10.27%	4.36%	(1.91)%	14.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$132,794	$67,954	$18,308	$5,031	$816
Ratio of expenses to average net assets
Before fees waived, reimbursed and recouped by the Advisor(5)	1.32%	1.44%	1.52%	1.67%	5.23%
After fees waived, reimbursed and recouped by the Advisor(5)	1.30%	1.48%	1.55%	1.54%	1.53%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the Advisor(5)	5.13%	5.89%	10.54%	7.36%	9.89%
Portfolio turnover rate(4)(6)	13.20%	28.96%	22.39%	62.88%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Amount does not accord to the Fund's annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

(4)	Not annualized.
(5)	Annualized
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

46

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2025
NOTE 1 – ORGANIZATION
Regan Total Return Income Fund (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.
The Fund is the successor to the Regan Total Return Income Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor fund.

•	The Fund adopted the performance history of the Predecessor Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
A.
Securities Valuation. Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

47

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2025(Continued)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of March 31, 2025:

Description/Assets	Level 1	Level 2	Level 3	Total
Long-term Investments
Non-Agency Mortgage-Backed Securities	$—	$649,762,101	$23,297,205	$673,059,306
Agency Mortgage-Backed Securities	—	350,019,057	155,971	350,175,028
Mortgage Secured Note	—	—	—	—
U.S. Treasury Securities	—	148,553,843	—	148,553,843
Total Long-term Investments	—	1,148,335,001	23,453,176	1,171,788,177
Short-term Investments	4,496,811	209,290,313	—	213,787,124
Investments, at value	$4,496,811	$1,989,703,885	$23,453,176	$1,385,575,301

Please refer to the Schedule of Investments for further classification.
U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Advisor reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Advisor monitors

48

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2025(Continued)
market levels and the vendor pricing daily, and will employ the vendor’s price when the Advisor believes it represents fair value, or if additional purchases of a security result in a round lot position. The Advisor also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.
Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Non-Agency Mortgage-Backed Securities(1)	Mortgage Secured Note	Agency Mortgage-Backed Securities
Balance at September 30, 2024	$11,545,939	$120,000	$619,135
Purchased	17,055,128	—	161,558
Accrued discounts/premiums	474,703	—	1,402
Sale/paydown proceeds	(1,132,496)	—	(6,513)
Realized gain (loss)	174,160	—	903
Change in unrealized appreciation (depreciation)	(522,404)	(120,000)	(1,379)
Transfers to/from Level 3(2)	(4,297,825)	—	(619,135)
Balance at March 31, 2025	$23,297,205	$—	$155,971

(1)
Security classifications were updated. Any securities previously classified as Asset Backed Securities and Non-Agency Mortgage Backed Securities are now included in Non-Agency Mortgage-Backed Securities.

(2)
Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Advisor believes that the value from the pricing service represents the fair value of each security for which the transfer occurred. Transfers from Level 2 to Level 3 are due to purchases occurring more than 30 days prior to the reporting date.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at March 31, 2025 was $(808,335).
The following is a summary of quantitative information about Level 3 valued measurements:

	Value at March 31, 2025	Valuation Technique(s)
Agency Mortgage-Backed Securities	$155,971	Acquisition Cost
Mortgage Secured Note	$—	Expected Cashflows*
Non-Agency Mortgage-Backed Securities	$23,297,205	Acquisition Cost

*
The Advisor has valued the Mortgage Secured Note by reviewing values of comparable properties and estimating cashflows based on current and normalized occupancy levels. The Advisor modeled projected income expectations based on the comparables in the area and expected rental income. A significant increase or decrease in the modeled revenues would have a corresponding effect on the value of the Note.

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Advisor performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.

49

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2025(Continued)
B.
Security Transactions, Investment Income and Distributions. The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C.
Stripped securities. The Fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

D.
Distributions to Shareholders. Distributions from net investment income, if any, are declared at least quarterly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

E.
Federal Income Taxes. The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. Generally, tax authorities can examine tax returns filed for the preceding three years.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust entered into an agreement for the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.89%.
The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 1.20% ( the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2025 and may be terminated only by the Trust Board of Trustees. The Advisor may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived

50

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2025(Continued)
or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment.
At March 31, 2025, the amounts reimbursed by the Advisor and subject to potential recapture by year were as follows:

Year waived/reimbursed	Amount	Expiration
2025	$97,237	March 31, 2028

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent; and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended March 31, 2025, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$495,869
Compliance Service	5,984
Custody	66,400
Transfer Agency	86,300

At March 31, 2025, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$469,654
Compliance Services	5,696
Custody	55,118
Transfer Agency	84,833

The above payable amount for Compliance Services is included in Accrued expenses and other liabilities in the Statement of Assets and Liabilities.
The Independent Trustees were paid $7,879 for their services and reimbursement of travel expenses during the period ended March 31, 2025. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the period ended March 31, 2025, were as follows:

	Non-Government	Government
Purchases	$315,204,336	$273,886,855
Sales	$51,669,230	$114,108,578

51

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2025(Continued)
NOTE 5 – FEDERAL INCOME TAX INFORMATION
At September 30, 2024, the components of distributable earnings for income tax purposes were as follows:
Regan Total Return Income Fund

Cost of investments	$799,418,683
Gross unrealized appreciation	91,514,462
Gross unrealized depreciation	(19,421,822)
Net unrealized depreciation on investments	72,092,640
Undistributed ordinary income	4,056,530
Undistributed long-term capital gains	1,956,053
Distributable earnings	6,012,583
Other book/tax temporary differences	107,062
Total distributable earnings	78,212,285

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities and to the deferral of losses on wash sales.
Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the following table shows the reclassifications made:

	Total Distributable Earnings	Paid-In Capital
Regan Total Return Income Fund	$34,179,716	$(34,179,716)

The following table summarizes the characteristics of distributions paid during the period ended March 31, 2025 and year ended September 30, 2024:
Regan Total Return Income Fund

	Income	Long Term Capital Gains	Return of Capital	Total Distributions
March 31, 2025	$ 42,695,313	$ —	$ —	$ 42,695,313
September 30, 2024	42,695,313	—	—	42,695,313

The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2024, the Fund had no late-year or post-October losses.
At September 30, 2024, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

52

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2025(Continued)
NOTE 6 – SHAREHOLDER SERVICING PLAN
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets up to a maximum rate as follows:

Institutional Class	0.10%
Investor Class	0.15%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.
For the six months ended March 31, 2025, class specific Shareholder Servicing fees were as follows:

Institutional Class	$255,078
Investor Class	$19,882

NOTE 7 – DISTRIBUTION PLAN
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the period ended March 31, 2025, distribution fees incurred are disclosed on the Statement of Operations.
For the six months ended March 31, 2025, class specific Distribution fees were as follows:

Investor Class	$99,410

NOTE 8 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 9 – NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the impact of ASU 2023-07.
NOTE 10 – LINE OF CREDIT
The Fund has access to a $35 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. During the six months ended March 31, 2025, the Fund did not draw on this line of credit.

53

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2025(Continued)
NOTE 11 – SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.
NOTE 12 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.
Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets.
In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.
Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and wouldhave to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.
NOTE 13 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2025, Charles Schwab & Co., Inc. held approximately 56%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

54

Regan Total Return Income Fund
Additional Information
March 31, 2025 (Unaudited)
Approval of Investment Advisory Agreement
At a meeting held on November 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), including all Trustees who were not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) with Regan Capital, LLC (the “Advisor”) for the Regan Total Return Income Fund (the “Fund”).
In advance of the Meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Advisory Agreement, including information about the portfolio managers, the resources of the Advisor, and the Fund’s performance and advisory fee. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. In addition, the Board noted that at the Meeting the Advisor was proposing a contractual reduction in both the Fund’s advisory fee and annual expense limitation to be effective on February 1, 2025. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.
In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss the Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.

•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark index. The Board considered that the Fund outperformed the Bloomberg US Aggregate Bond Index for the one-year, three-year and since inception periods ended June 30, 2024. The Board also considered that the Fund outperformed its larger peer group average for the one- and three-year periods ended September 30, 2024. The Board noted that the Fund outperformed its focused peer group average over the three-year period, but underperformed for the one year-period, each period ended September 30, 2024.

•
The Trustees reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by its peer groups (a larger group

55

Regan Total Return Income Fund
Additional Information
March 31, 2025 (Unaudited)(Continued)
category and a smaller, focused group), based on information provided by an independent consulting firm. The Board noted that, to reduce the Fund’s expenses, the Advisor maintained a contractual annual expense limitation for the Fund and that the Advisor was proposing to reduce both the Fund’s advisory fee and expense limitation. The Trustees noted that the current advisory fee was above the focused peer group average and was in the first quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was above both peer group averages and was in the first quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.
•
In considering whether economies of scale have been achieved, the Trustees reviewed the Fund’s fee structure, the Advisor’s contractual fee waiver and expense reimbursement, and the asset level of the Fund. They noted the Advisor’s proposal to contractually reduce both the Fund’s advisory fee and annual expense limitation. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•
The Trustees considered the profitability of the Advisor from managing the Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

56

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/06/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/06/25

By	/s/ Eric T. McCormick
Eric T. McCormick, Principal Financial Officer

Date	6/06/25